UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number	811-09525
Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard Goldman, President
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)
Registrant’s telephone number, including area code:	301-296-5100
Date of fiscal year end:	December 31, 2010
Date of reporting period:	September 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
S&P 500 2x Strategy Fund
Inverse S&P 500 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

Schedule of Investments	Dynamic Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 38.3%
Information Technology - 7.2%
Apple, Inc.*	6,273	$1,779,964
Microsoft Corp.	52,301	1,280,851
International Business Machines Corp.	8,660	1,161,652
Google, Inc. — Class A*	1,710	899,101
Cisco Systems, Inc.*	39,220	858,918
Intel Corp.	38,217	734,913
Oracle Corp.	26,570	713,404
Hewlett-Packard Co.	15,570	655,030
QUALCOMM, Inc.	11,030	497,674
EMC Corp.*	14,089	286,148
Visa, Inc. — Class A	3,409	253,152
Texas Instruments, Inc.	8,210	222,819
Corning, Inc.	10,730	196,144
eBay, Inc.*	7,925	193,370
Dell, Inc.*	11,620	150,595
Mastercard, Inc. — Class A	670	150,080
Automatic Data Processing, Inc.	3,380	142,061
Motorola, Inc.*	16,018	136,634
Cognizant Technology Solutions Corp. — Class A*	2,058	132,679
Yahoo!, Inc.*	8,930	126,538
NetApp, Inc.*	2,446	121,786
Broadcom Corp. — Class A	3,066	108,506
Juniper Networks, Inc.*	3,570	108,349
Applied Materials, Inc.	9,170	107,106
Xerox Corp.	9,492	98,242
Adobe Systems, Inc.*	3,610	94,401
Salesforce.com, Inc.*	796	88,993
Citrix Systems, Inc.*	1,280	87,347
Intuit, Inc.*	1,937	84,860
Symantec Corp.*	5,410	82,070
Western Union Co.	4,540	80,222
Agilent Technologies, Inc.*	2,380	79,421
Analog Devices, Inc.	2,052	64,392
Altera Corp.	2,113	63,728
Akamai Technologies, Inc.*	1,250	62,725
Paychex, Inc.	2,210	60,753
SanDisk Corp.*	1,596	58,493
Amphenol Corp. — Class A	1,187	58,139
CA, Inc.	2,660	56,179
Fiserv, Inc.*	1,030	55,435
Red Hat, Inc.*	1,300	53,300
Autodesk, Inc.*	1,550	49,553
BMC Software, Inc.*	1,220	49,386
McAfee, Inc.*	1,040	49,150
Fidelity National Information Services, Inc.	1,805	48,970
Computer Sciences Corp.	1,057	48,622
Linear Technology Corp.	1,540	47,324
Xilinx, Inc.	1,770	47,100
NVIDIA Corp.*	3,939	46,008
Western Digital Corp.*	1,567	44,487
Teradata Corp.*	1,147	44,228
Micron Technology, Inc.*	5,870	42,323
KLA-Tencor Corp.	1,150	40,515
Microchip Technology, Inc.	1,276	40,130
Harris Corp.	890	39,418

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Information Technology - 7.2% (continued)
VeriSign, Inc.*	1,190	$37,771
Electronic Arts, Inc.*	2,263	37,181
SAIC, Inc.*	2,010	32,120
FLIR Systems, Inc.*	1,090	28,013
Advanced Micro Devices, Inc.*	3,880	27,587
Lexmark International, Inc. — Class A*	540	24,095
National Semiconductor Corp.	1,640	20,943
LSI Corp.*	4,400	20,064
Molex, Inc.	950	19,883
Tellabs, Inc.	2,620	19,519
Jabil Circuit, Inc.	1,344	19,367
JDS Uniphase Corp.*	1,520	18,833
MEMC Electronic Materials, Inc.*	1,550	18,476
Total System Services, Inc.	1,186	18,075
Novellus Systems, Inc.*	630	16,745
Novell, Inc.*	2,414	14,412
Teradyne, Inc.*	1,245	13,869
QLogic Corp.*	740	13,054
Compuware Corp.*	1,530	13,051
Monster Worldwide, Inc.*	890	11,534

Total Information Technology		13,307,980

Financials - 6.0%
JPMorgan Chase & Co.	27,230	1,036,646
Berkshire Hathaway, Inc. — Class B*	11,885	982,652
Wells Fargo & Co.	35,952	903,474
Bank of America Corp.	68,904	903,331
Citigroup, Inc.*	163,102	636,098
Goldman Sachs Group, Inc.	3,540	511,813
American Express Co.	7,193	302,322
U.S. Bancorp	13,163	284,584
MetLife, Inc.	6,230	239,544
Morgan Stanley	9,585	236,558
Bank of New York Mellon Corp.	8,345	218,055
PNC Financial Services Group, Inc.	3,610	187,395
Simon Property Group, Inc.	2,006	186,036
Prudential Financial, Inc.	3,203	173,539
Travelers Companies, Inc.	3,230	168,283
Aflac, Inc.	3,222	166,610
ACE Ltd.	2,332	135,839
State Street Corp.	3,450	129,927
Capital One Financial Corp.	3,143	124,306
Chubb Corp.	2,160	123,098
CME Group, Inc. — Class A	460	119,807
Allstate Corp.	3,698	116,672
BB&T Corp.	4,762	114,669
Franklin Resources, Inc.	1,000	106,900
Progressive Corp.	4,580	95,585
Vornado Realty Trust	1,108	94,767
Charles Schwab Corp.	6,808	94,631
Public Storage	960	93,158
Equity Residential	1,948	92,666
Marsh & McLennan Companies, Inc.	3,716	89,630
SunTrust Banks, Inc.	3,430	88,597
T. Rowe Price Group, Inc.	1,760	88,114

Schedule of Investments	Dynamic Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Financials - 6.0% (continued)
Loews Corp.	2,177	$82,508
Ameriprise Financial, Inc.	1,720	81,408
Northern Trust Corp.	1,660	80,078
Boston Properties, Inc.	960	79,795
HCP, Inc.	2,130	76,637
AON Corp.	1,850	72,354
Hartford Financial Services Group, Inc.	3,055	70,112
Invesco Ltd.	3,220	68,361
Fifth Third Bancorp	5,468	65,780
Host Hotels & Resorts, Inc.	4,517	65,406
Regions Financial Corp.	8,615	62,631
Discover Financial Services	3,730	62,216
AvalonBay Communities, Inc.	580	60,279
Weyerhaeuser Co.	3,678	57,965
Principal Financial Group, Inc.	2,196	56,920
Ventas, Inc.	1,080	55,696
Lincoln National Corp.	2,185	52,265
IntercontinentalExchange, Inc.*	496	51,941
XL Group plc — Class A	2,350	50,901
NYSE Euronext	1,780	50,855
Unum Group	2,250	49,837
KeyCorp	6,048	48,142
M&T Bank Corp.	586	47,941
Comerica, Inc.	1,213	45,063
Kimco Realty Corp.	2,790	43,943
Health Care REIT, Inc.	875	41,423
Genworth Financial, Inc. — Class A*	3,356	41,010
Plum Creek Timber Company, Inc.	1,110	39,183
ProLogis	3,280	38,638
SLM Corp.*	3,338	38,554
Hudson City Bancorp, Inc.	3,084	37,810
American International Group, Inc.*	930	36,363
Moody’s Corp.	1,396	34,872
People’s United Financial, Inc.	2,540	33,249
Cincinnati Financial Corp.	1,120	32,312
Legg Mason, Inc.	1,060	32,129
Torchmark Corp.	560	29,758
Assurant, Inc.	730	29,711
CB Richard Ellis Group, Inc. — Class A*	1,602	29,285
Huntington Bancshares, Inc.	4,930	27,953
Marshall & Ilsley Corp.	3,633	25,576
Zions Bancorporation	1,186	25,333
Leucadia National Corp.	1,040	24,565
E*Trade Financial Corp.*	1,370	19,920
NASDAQ OMX Group, Inc.*	980	19,041
First Horizon National Corp.*	1,586	18,102
Apartment Investment & Management Co. — Class A	800	17,104
Federated Investors, Inc. — Class B	626	14,248
Janus Capital Group, Inc.	1,260	13,797

Total Financials		11,084,276

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Health Care - 4.5%
Johnson & Johnson	18,916	$1,172,035
Pfizer, Inc.	55,210	947,956
Merck & Company, Inc.	21,130	777,795
Abbott Laboratories	10,610	554,266
Amgen, Inc.*	6,580	362,624
Bristol-Myers Squibb Co.	11,780	319,356
UnitedHealth Group, Inc.	7,720	271,049
Eli Lilly & Co.	6,970	254,614
Medtronic, Inc.	7,410	248,828
Gilead Sciences, Inc.*	5,760	205,114
Baxter International, Inc.	4,010	191,317
Celgene Corp.*	3,150	181,472
Express Scripts, Inc. — Class A*	3,720	181,164
WellPoint, Inc.*	2,740	155,194
Medco Health Solutions, Inc.*	2,980	155,139
Allergan, Inc.	2,110	140,378
Thermo Fisher Scientific, Inc.*	2,800	134,064
Genzyme Corp.*	1,750	123,883
Becton Dickinson and Co.	1,600	118,560
Stryker Corp.	2,250	112,613
McKesson Corp.	1,800	111,204
Biogen Idec, Inc.*	1,660	93,159
Aetna, Inc.	2,860	90,405
St. Jude Medical, Inc.*	2,249	88,476
Cardinal Health, Inc.	2,410	79,626
Intuitive Surgical, Inc.*	266	75,475
Zimmer Holdings, Inc.*	1,380	72,215
CIGNA Corp.	1,870	66,909
Hospira, Inc.*	1,148	65,448
Boston Scientific Corp.*	10,420	63,875
Forest Laboratories, Inc.*	1,960	60,623
AmerisourceBergen Corp. — Class A	1,920	58,867
Life Technologies Corp.*	1,260	58,829
Humana, Inc.*	1,160	58,278
Laboratory Corporation of America Holdings*	710	55,685
CR Bard, Inc.	640	52,115
Quest Diagnostics, Inc.	1,010	50,975
Varian Medical Systems, Inc.*	830	50,215
DaVita, Inc.*	710	49,011
Waters Corp.*	630	44,591
Cerner Corp.*	480	40,315
Mylan, Inc.*	2,120	39,877
CareFusion Corp.*	1,530	38,005
Cephalon, Inc.*	517	32,282
DENTSPLY International, Inc.	980	31,331
Watson Pharmaceuticals, Inc.*	730	30,886
Coventry Health Care, Inc.*	1,023	22,025
Patterson Companies, Inc.	657	18,823
PerkinElmer, Inc.	810	18,743
King Pharmaceuticals, Inc.*	1,709	17,022
Tenet Healthcare Corp.*	3,327	15,703

Total Health Care		8,258,414

Consumer Staples - 4.3%
Procter & Gamble Co.	19,490	1,168,815
Coca-Cola Co.	15,860	928,127
Wal-Mart Stores, Inc.	13,740	735,365

Schedule of Investments	Dynamic Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Consumer Staples - 4.3% (continued)
PepsiCo, Inc.	10,920	$725,525
Philip Morris International, Inc.	12,590	705,292
Kraft Foods, Inc. — Class A	11,968	369,332
Altria Group, Inc.	14,325	344,087
CVS Caremark Corp.	9,320	293,300
Colgate-Palmolive Co.	3,340	256,712
Walgreen Co.	6,680	223,780
Costco Wholesale Corp.	3,020	194,760
Kimberly-Clark Corp.	2,810	182,791
General Mills, Inc.	4,400	160,776
Archer-Daniels-Midland Co.	4,390	140,129
Sysco Corp.	4,040	115,221
HJ Heinz Co.	2,191	103,788
Kroger Co.	4,400	95,304
Avon Products, Inc.	2,942	94,468
Kellogg Co.	1,780	89,908
Lorillard, Inc.	1,040	83,522
Mead Johnson Nutrition Co. — Class A	1,406	80,015
Coca-Cola Enterprises, Inc.	2,268	70,308
Reynolds American, Inc.	1,160	68,892
ConAgra Foods, Inc.	3,020	66,259
Clorox Co.	950	63,422
Sara Lee Corp.	4,550	61,107
Dr Pepper Snapple Group, Inc.	1,640	58,253
Safeway, Inc.	2,620	55,439
Molson Coors Brewing Co. — Class B	1,090	51,470
Hershey Co.	1,060	50,445
JM Smucker Co.	819	49,574
Estee Lauder Companies, Inc. — Class A	780	49,319
Campbell Soup Co.	1,330	47,547
Brown-Forman Corp. — Class B	710	43,764
McCormick & Company, Inc.	908	38,172
Whole Foods Market, Inc.*	999	37,073
Tyson Foods, Inc. — Class A	2,050	32,841
Constellation Brands, Inc. — Class A*	1,220	21,582
Hormel Foods Corp.	476	21,230
SUPERVALU, Inc.	1,450	16,719
Dean Foods Co.*	1,250	12,762

Total Consumer Staples		8,007,195

Energy - 4.2%
Exxon Mobil Corp.	34,970	2,160,796
Chevron Corp.	13,815	1,119,706
ConocoPhillips	10,190	585,212
Schlumberger Ltd.	9,392	578,641
Occidental Petroleum Corp.	5,576	436,601
Apache Corp.	2,505	244,889
Halliburton Co.	6,250	206,688
Anadarko Petroleum Corp.	3,401	194,027
Devon Energy Corp.	2,990	193,573
EOG Resources, Inc.	1,741	161,861
Marathon Oil Corp.	4,868	161,131
National Oilwell Varco, Inc.	2,870	127,629
Baker Hughes, Inc.	2,962	126,181
Hess Corp.	2,009	118,772

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Energy - 4.2% (continued)
Chesapeake Energy Corp.	4,495	$101,812
Spectra Energy Corp.	4,450	100,347
Peabody Energy Corp.	1,839	90,129
Noble Energy, Inc.	1,200	90,108
Murphy Oil Corp.	1,316	81,487
Southwestern Energy Co.*	2,385	79,754
Williams Companies, Inc.	4,012	76,669
Cameron International Corp.*	1,660	71,314
Valero Energy Corp.	3,892	68,149
El Paso Corp.	4,835	59,857
Consol Energy, Inc.	1,549	57,251
FMC Technologies, Inc.*	820	55,998
Pioneer Natural Resources Co.	800	52,024
Denbury Resources, Inc.*	2,738	43,507
Range Resources Corp.	1,096	41,790
EQT Corp.	1,024	36,925
QEP Resources, Inc.	1,200	36,168
Nabors Industries Ltd.*	1,957	35,343
Diamond Offshore Drilling, Inc.	476	32,259
Sunoco, Inc.	830	30,295
Helmerich & Payne, Inc.	720	29,131
Rowan Companies, Inc.*	778	23,620
Cabot Oil & Gas Corp.	725	21,830
Massey Energy Co.	690	21,404
Tesoro Corp.	978	13,066

Total Energy		7,765,944

Industrials - 4.2%
General Electric Co.	73,419	1,193,059
United Parcel Service, Inc. — Class B	6,810	454,159
United Technologies Corp.	6,370	453,735
3M Co.	4,890	424,012
Caterpillar, Inc.	4,333	340,920
Boeing Co.	5,030	334,696
Union Pacific Corp.	3,410	278,938
Emerson Electric Co.	5,170	272,252
Honeywell International, Inc.	5,302	232,970
Deere & Co.	2,907	202,850
FedEx Corp.	2,160	184,680
General Dynamics Corp.	2,600	163,306
Illinois Tool Works, Inc.	3,361	158,034
Norfolk Southern Corp.	2,530	150,560
Danaher Corp.	3,666	148,876
Lockheed Martin Corp.	2,040	145,411
CSX Corp.	2,610	144,385
Tyco International Ltd.	3,420	125,617
Precision Castparts Corp.	979	124,676
Cummins, Inc.	1,370	124,095
Northrop Grumman Corp.	2,020	122,473
PACCAR, Inc.	2,498	120,279
Raytheon Co.	2,570	117,475
Waste Management, Inc.	3,280	117,227
Eaton Corp.	1,150	94,863
CH Robinson Worldwide, Inc.	1,137	79,499
Parker Hannifin Corp.	1,107	77,556
Expeditors International of Washington, Inc.	1,450	67,033
Southwest Airlines Co.	5,120	66,918

Schedule of Investments	Dynamic Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Industrials - 4.2% (continued)
Dover Corp.	1,280	$66,829
Republic Services, Inc. — Class A	2,110	64,334
Goodrich Corp.	860	63,408
Rockwell Collins, Inc.	1,080	62,910
Fluor Corp.	1,220	60,427
Rockwell Automation, Inc.	967	59,693
ITT Corp.	1,265	59,240
L-3 Communications Holdings, Inc. — Class 3	780	56,371
First Solar, Inc.*	375	55,256
WW Grainger, Inc.	410	48,835
Fastenal Co.	896	47,658
Roper Industries, Inc.	650	42,367
Flowserve Corp.	380	41,580
Stericycle, Inc.*	580	40,298
Textron, Inc.	1,880	38,653
Jacobs Engineering Group, Inc.*	860	33,282
Pall Corp.	798	33,229
Pitney Bowes, Inc.	1,410	30,146
Avery Dennison Corp.	760	28,211
Quanta Services, Inc.*	1,446	27,590
Masco Corp.	2,460	27,085
Equifax, Inc.	860	26,832
Robert Half International, Inc.	1,010	26,260
Dun & Bradstreet Corp.	340	25,208
Cintas Corp.	910	25,070
RR Donnelley & Sons Co.	1,410	23,914
Iron Mountain, Inc.	1,024	22,876
Snap-On, Inc.	396	18,418
Ryder System, Inc.	360	15,397

Total Industrials		7,691,931

Consumer Discretionary - 4.0%
McDonald’s Corp.	7,310	544,668
Walt Disney Co.	13,130	434,734
Amazon.com, Inc.*	2,430	381,656
Home Depot, Inc.	11,440	362,419
Comcast Corp. — Class A	19,270	348,402
Ford Motor Co.*	23,611	288,999
Target Corp.	4,940	263,994
DIRECTV — Class A*	5,961	248,156
Time Warner, Inc.	7,720	236,618
Lowe’s Companies, Inc.	9,640	214,876
NIKE, Inc. — Class B	2,660	213,172
News Corp. — Class A*	15,660	204,520
Viacom, Inc. — Class B	4,180	151,274
Yum! Brands, Inc.	3,200	147,392
Johnson Controls, Inc.	4,624	141,032
Time Warner Cable, Inc. — Class A	2,438	131,628
Starbucks Corp.	5,090	130,202
TJX Companies, Inc.	2,750	122,732
Priceline.com, Inc.*	330	114,952
Carnival Corp.	2,990	114,248
Kohl’s Corp.*	2,117	111,524
Staples, Inc.	5,011	104,830
Best Buy Company, Inc.	2,385	97,380
Coach, Inc.	2,040	87,638

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Consumer Discretionary - 4.0% (continued)
Discovery Communications, Inc. — Class A*	1,940	$84,487
Omnicom Group, Inc.	2,070	81,724
Bed Bath & Beyond, Inc.*	1,810	78,572
CBS Corp. — Class B	4,672	74,098
McGraw-Hill Companies, Inc.	2,120	70,087
Stanley Black & Decker, Inc.	1,140	69,859
Starwood Hotels & Resorts Worldwide, Inc.	1,310	68,840
Macy’s, Inc.	2,897	66,892
Marriott International, Inc. — Class A	1,830	65,569
Mattel, Inc.	2,470	57,946
The Gap, Inc.	3,010	56,106
Fortune Brands, Inc.	1,040	51,199
O’Reilly Automotive, Inc.*	948	50,434
Limited Brands, Inc.	1,820	48,740
Genuine Parts Co.	1,080	48,157
VF Corp.	590	47,802
Harley-Davidson, Inc.	1,625	46,215
Ross Stores, Inc.	830	45,335
Wynn Resorts Ltd.	520	45,120
Apollo Group, Inc. — Class A*	875	44,931
AutoZone, Inc.*	196	44,866
JC Penney Company, Inc.	1,618	43,977
Nordstrom, Inc.	1,160	43,152
CarMax, Inc.*	1,540	42,904
Whirlpool Corp.	519	42,018
Tiffany & Co.	870	40,881
Polo Ralph Lauren Corp. — Class A	450	40,437
Expedia, Inc.	1,431	40,369
Darden Restaurants, Inc.	940	40,213
Family Dollar Stores, Inc.	910	40,186
Hasbro, Inc.	809	36,009
Newell Rubbermaid, Inc.	1,910	34,017
Interpublic Group of Companies, Inc.*	3,350	33,601
Wyndham Worldwide Corp.	1,220	33,513
International Game Technology	2,050	29,622
Scripps Networks Interactive, Inc. — Class A	620	29,500
Urban Outfitters, Inc.*	880	27,667
H&R Block, Inc.	2,120	27,454
Abercrombie & Fitch Co. — Class A	600	23,592
Leggett & Platt, Inc.	1,000	22,760
Sears Holdings Corp.*	300	21,642
DR Horton, Inc.	1,920	21,350
DeVry, Inc.	430	21,160
GameStop Corp. — Class A*	1,030	20,301
Pulte Group, Inc.*	2,310	20,236
Gannett Company, Inc.	1,627	19,898
RadioShack Corp.	860	18,344
Goodyear Tire & Rubber Co.*	1,670	17,953
Big Lots, Inc.*	520	17,290
Lennar Corp. — Class A	1,090	16,764
Harman International Industries, Inc.*	480	16,037

Schedule of Investments	Dynamic Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Consumer Discretionary - 4.0% (continued)
Washington Post Co. — Class B	39	$15,577
AutoNation, Inc.*	430	9,998
Office Depot, Inc.*	1,897	8,726
Meredith Corp.	250	8,328
Eastman Kodak Co.*	1,854	7,787
New York Times Co. — Class A*	806	6,238

Total Consumer Discretionary		7,383,526

Utilities - 1.4%
Southern Co.	5,706	212,491
Exelon Corp.	4,537	193,185
Dominion Resources, Inc.	4,050	176,823
Duke Energy Corp.	9,063	160,506
NextEra Energy, Inc.	2,856	155,338
American Electric Power Co., Inc.	3,291	119,233
PG&E Corp.	2,597	117,956
Public Service Enterprise Group, Inc.	3,485	115,284
Entergy Corp.	1,280	97,958
Consolidated Edison, Inc.	1,938	93,450
Sempra Energy	1,700	91,460
PPL Corp.	3,320	90,404
Progress Energy, Inc.	2,007	89,151
FirstEnergy Corp.	2,090	80,549
Edison International	2,240	77,034
Xcel Energy, Inc.	3,150	72,355
DTE Energy Co.	1,163	53,417
AES Corp.*	4,576	51,938
Ameren Corp.	1,644	46,690
Wisconsin Energy Corp.	800	46,240
CenterPoint Energy, Inc.	2,900	45,588
Constellation Energy Group, Inc.	1,392	44,878
NRG Energy, Inc.*	1,740	36,227
Northeast Utilities	1,208	35,720
NiSource, Inc.	1,907	33,182
Oneok, Inc.	730	32,879
Pinnacle West Capital Corp.	750	30,952
SCANA Corp.	766	30,885
Allegheny Energy, Inc.	1,170	28,688
Pepco Holdings, Inc.	1,540	28,644
CMS Energy Corp.	1,585	28,562
Integrys Energy Group, Inc.	530	27,592
TECO Energy, Inc.	1,470	25,460
Nicor, Inc.	309	14,158

Total Utilities		2,584,877

Materials - 1.3%
E. I. du Pont de Nemours & Co.	6,229	277,938
Freeport-McMoRan Copper & Gold, Inc. — Class B	3,230	275,810
Dow Chemical Co.	7,948	218,252
Newmont Mining Co.	3,378	212,172
Praxair, Inc.	2,100	189,546
Monsanto Co.	3,710	177,820
Air Products & Chemicals, Inc.	1,460	120,917
Alcoa, Inc.	7,012	84,915
Nucor Corp.	2,168	82,818
PPG Industries, Inc.	1,130	82,264
Ecolab, Inc.	1,596	80,981
International Paper Co.	3,000	65,250

		Market
	Shares	Value
COMMON STOCKS† - 38.3% (continued)
Materials - 1.3% (continued)
Cliffs Natural Resources, Inc.	918	$58,679
Sigma-Aldrich Corp.	829	50,055
CF Industries Holdings, Inc.	495	47,273
Sherwin-Williams Co.	620	46,587
United States Steel Co.	980	42,963
Ball Corp.	630	37,075
Eastman Chemical Co.	486	35,964
Airgas, Inc.	500	33,975
FMC Corp.	496	33,931
Vulcan Materials Co.	877	32,379
Owens-Illinois, Inc.*	1,120	31,427
Allegheny Technologies, Inc.	666	30,936
Pactiv Corp.*	938	30,935
MeadWestvaco Corp.	1,170	28,525
International Flavors & Fragrances, Inc.	540	26,201
Sealed Air Corp.	1,102	24,773
Bemis Company, Inc.	740	23,495
Titanium Metals Corp.*	620	12,375
AK Steel Holding Corp.	760	10,496

Total Materials		2,506,727

Telecommunication Services - 1.2%
AT&T, Inc.	40,572	1,160,359
Verizon Communications, Inc.	19,420	632,898
American Tower Corp. — Class A*	2,760	141,478
Sprint Nextel Corp.*	20,494	94,887
CenturyLink, Inc.	2,067	81,564
Qwest Communications International, Inc.	11,938	74,851
Frontier Communications Corp.	6,811	55,646
Windstream Corp.	3,310	40,680
MetroPCS Communications, Inc.*	1,800	18,828

Total Telecommunication Services		2,301,191

TOTAL COMMON STOCKS (Cost $46,831,590)		70,892,061

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 57.0%
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	74,782,169	74,782,169
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	30,740,867	30,740,867

TOTAL REPURCHASE AGREEMENTS (Cost $105,523,036)		105,523,036

Total Investments - 95.3% (Cost $152,354,626)		$176,415,097
Cash & Other Assets, Less Liabilities - 4.7%		8,615,172

Total Net Assets - 100.0%		$185,030,269

Schedule of Investments	Dynamic Funds
September 30, 2010	S&P 500 2x Strategy Fund

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $118,712,000)	2,090	$(117,666)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2010 S&P 500 Index Swap, Terminating 10/26/10[3] (Notional Market Value $9,741,417)	8,536	$(5,496)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS†† (continued)
Goldman Sachs International October 2010 S&P 500 Index Swap, Terminating 10/27/10[3] (Notional Market Value $16,785,579)	14,709	$(9,366)
Credit Suisse Capital, LLC October 2010 S&P 500 Index Swap, Terminating 10/29/10[3] (Notional Market Value $153,520,497)	134,525	(465,209)

(Total Notional Market Value $180,047,493)		$(480,071)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.

plc	Public Limited Company

REIT	Real Estate Investment Trust

Schedule of Investments	Dynamic Funds
September 30, 2010	Inverse S&P 500 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 37.6%
Fannie Mae[1]
0.21% due 11/15/10	$25,000,000	$24,996,250
0.25% due 12/20/10	25,000,000	24,992,225
0.24% due 12/29/10	25,000,000	24,991,350

TOTAL FEDERAL AGENCY DISCOUNT NOTES (Cost $74,964,715)		74,979,825

FEDERAL AGENCY SECURITIES†† - 12.5%
Federal Home Loan Bank[2] 0.25% due 12/28/10	25,000,000	25,002,400

TOTAL FEDERAL AGENCY SECURITIES (Cost $25,000,000)		25,002,400

WORLD BANK DISCOUNT NOTE†† - 11.5%
World Bank Discount Note 0.34% due 11/08/10	23,000,000	22,997,079

TOTAL WORLD BANK DISCOUNT NOTE (Cost $22,991,745)		22,997,079

REPURCHASE AGREEMENTS††,3 - 35.6%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[4]	64,216,783	64,216,783
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	6,849,911	6,849,911

TOTAL REPURCHASE AGREEMENTS (Cost $71,066,694)		71,066,694

Total Investments - 97.2% (Cost $194,023,154)		$194,045,998
Cash & Other Assets, Less Liabilities - 2.8%		5,665,229

Total Net Assets - 100.0%		$199,711,227

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,669,600)	47	$629

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2010 S&P 500 Index Swap, Terminating 10/29/10[5] (Notional Market Value $175,685,242)	153,948	$542,268
Goldman Sachs International October 2010 S&P 500 Index Swap, Terminating 10/27/10[5] (Notional Market Value $208,487,737)	182,692	126,252
Morgan Stanley Capital Services, Inc. October 2010 S&P 500 Index Swap, Terminating 10/26/10[5] (Notional Market Value $11,999,776)	10,515	6,520

(Total Notional Market Value $396,172,755)		$675,040

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

[3]	Repurchase Agreements - See Note –2.

[4]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[5]	Total Return based on S&P 500 Index +/- financing at a variable rate.

Schedule of Investments	Dynamic Funds
September 30, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 56.7%
Information Technology - 35.7%
Apple, Inc.*	74,141	$21,037,509
QUALCOMM, Inc.	112,650	5,082,768
Google, Inc. — Class A*	8,718	4,583,837
Microsoft Corp.	173,290	4,243,872
Oracle Corp.	121,944	3,274,196
Cisco Systems, Inc.*	118,720	2,599,968
Intel Corp.	113,455	2,181,740
Baidu, Inc. ADR*	15,954	1,637,199
Research In Motion Ltd.*	30,730	1,496,244
eBay, Inc.*	56,938	1,389,287
Cognizant Technology Solutions Corp. — Class A*	17,060	1,099,858
NetApp, Inc.*	21,735	1,082,186
Intuit, Inc.*	23,020	1,008,506
Citrix Systems, Inc.*	12,922	881,797
Automatic Data Processing, Inc.	20,230	850,267
Broadcom Corp. — Class A	23,797	842,176
Adobe Systems, Inc.*	29,954	783,297
Altera Corp.	25,138	758,162
Symantec Corp.*	48,030	728,615
Activision Blizzard, Inc.	63,620	688,368
Marvell Technology Group Ltd.*	36,088	631,901
CA, Inc.	28,840	609,101
Fiserv, Inc.*	10,930	588,252
Paychex, Inc.	19,950	548,425
Dell, Inc.*	41,630	539,525
Linear Technology Corp.	17,458	536,484
Yahoo!, Inc.*	37,710	534,351
Xilinx, Inc.	19,980	531,668
SanDisk Corp.*	13,784	505,184
BMC Software, Inc.*	12,080	488,998
Applied Materials, Inc.	40,410	471,989
Check Point Software Technologies Ltd.*	11,930	440,575
Autodesk, Inc.*	13,770	440,227
Infosys Technologies Ltd. ADR	6,370	428,765
KLA-Tencor Corp.	11,830	416,771
NVIDIA Corp.*	32,798	383,081
Seagate Technology plc*	27,370	322,419
Electronic Arts, Inc.*	19,367	318,200
Maxim Integrated Products, Inc.	17,080	316,151
Lam Research Corp.*	7,460	312,201
VeriSign, Inc.*	9,550	303,117
Flextronics International Ltd.*	49,580	299,463
Microchip Technology, Inc.	8,990	282,735
FLIR Systems, Inc.*	9,630	247,491
Logitech International S.A.*	9,990	173,826

Total Information Technology		66,920,752

Consumer Discretionary - 8.6%
Amazon.com, Inc.*	17,299	2,716,981
Starbucks Corp.	59,880	1,531,730
DIRECTV — Class A*	36,720	1,528,654
Comcast Corp. — Class A	84,278	1,523,746
News Corp. — Class A*	82,907	1,082,766
Priceline.com, Inc.*	2,980	1,038,053
Bed Bath & Beyond, Inc.*	20,646	896,243
Wynn Resorts Ltd.	7,830	679,409
Staples, Inc.	28,537	596,994

		Market
	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Consumer Discretionary - 8.6% (continued)
Mattel, Inc.	23,940	$561,632
Sears Holdings Corp.*	6,730	485,502
Expedia, Inc.	16,270	458,977
Virgin Media, Inc.	19,747	454,576
Apollo Group, Inc. — Class A*	8,680	445,718
Liberty Media Corporation — Interactive*	31,908	437,459
O’Reilly Automotive, Inc.*	8,050	428,260
Ross Stores, Inc.	7,190	392,718
Garmin Ltd.	10,500	318,675
Urban Outfitters, Inc.*	9,680	304,339
DISH Network Corp. — Class A	12,570	240,841

Total Consumer Discretionary		16,123,273

Health Care - 8.0%
Teva Pharmaceutical Industries Ltd. ADR	42,620	2,248,205
Gilead Sciences, Inc.*	48,050	1,711,060
Celgene Corp.*	26,515	1,527,529
Amgen, Inc.*	25,990	1,432,309
Express Scripts, Inc. — Class A*	28,160	1,371,392
Genzyme Corp.*	18,590	1,315,986
Biogen Idec, Inc.*	15,300	858,636
Intuitive Surgical, Inc.*	2,295	651,183
Life Technologies Corp.*	10,797	504,112
Vertex Pharmaceuticals, Inc.*	12,342	426,663
Cerner Corp.*	4,781	401,556
Illumina, Inc.*	7,104	349,517
Mylan, Inc.*	18,294	344,110
Warner Chilcott plc — Class A	14,618	328,028
Henry Schein, Inc.*	5,311	311,118
Cephalon, Inc.*	4,260	265,994
DENTSPLY International, Inc.	7,980	255,121
Hologic, Inc.*	15,853	253,807
QIAGEN N.V.*	13,698	243,003
Patterson Companies, Inc.	6,924	198,373

Total Health Care		14,997,702

Industrials - 2.6%
PACCAR, Inc.	23,772	1,144,622
CH Robinson Worldwide, Inc.	9,540	667,037
First Solar, Inc.*	4,357	642,004
Expeditors International of Washington, Inc.	12,121	560,354
Fastenal Co.	8,196	435,945
Joy Global, Inc.	5,896	414,607
Stericycle, Inc.*	5,210	361,991
Cintas Corp.	10,670	293,958
J.B. Hunt Transport Services, Inc.	7,170	248,799
Foster Wheeler AG*	7,748	189,516

Total Industrials		4,958,833

Telecommunication Services - 1.1%
Vodafone Group plc ADR	41,156	1,021,080
Millicom International Cellular S.A.	6,131	588,270
NII Holdings, Inc.*	9,521	391,313

Total Telecommunication Services		2,000,663

Schedule of Investments	Dynamic Funds
September 30, 2010	NASDAQ-100® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 56.7% (continued)
Consumer Staples - 0.5%
Costco Wholesale Corp.	13,463	$868,229

Materials - 0.2%
Sigma-Aldrich Corp.	6,780	409,376

TOTAL COMMON STOCKS (Cost $42,092,742)		106,278,828

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 32.5%
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	34,736,453	34,736,453
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	26,135,365	26,135,365

TOTAL REPURCHASE AGREEMENTS (Cost $60,871,818)		60,871,818

Total Investments - 89.2% (Cost $102,964,560)		$167,150,646
Cash & Other Assets, Less Liabilities - 10.8%		20,262,748

Total Net Assets - 100.0%		$187,413,394

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $114,094,295)	2,857	$205,348

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2010 NASDAQ-100 Index Swap, Terminating 10/26/10[3] (Notional Market Value $6,872,320)	3,440	$(44,882)
Goldman Sachs International October 2010 NASDAQ-100 Index Swap, Terminating 10/27/10[3] (Notional Market Value $52,784,920)	26,418	(330,494)
Credit Suisse Capital, LLC October 2010 NASDAQ-100 Index Swap, Terminating 10/29/10[3] (Notional Market Value $95,169,187)	47,631	(525,717)

(Total Notional Market Value $154,826,427)		$(901,093)

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on NASDAQ - 100 Index +/- financing at a variable rate.

ADR	American Depositary Receipt

plc	Public Limited Company

Schedule of Investments	Dynamic Funds
September 30, 2010	Inverse NASDAQ-100® 2x Strategy Fund

	Face	Market
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 21.4%
Freddie Mac[1]
0.20% due 11/22/10	$15,000,000	$14,997,405

TOTAL FEDERAL AGENCY DISCOUNT NOTES
(Cost $14,995,584)		14,997,405

REPURCHASE AGREEMENTS††,2 - 73.4%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[3]	30,087,862	30,087,862
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	21,208,886	21,208,885

TOTAL REPURCHASE AGREEMENTS
(Cost $51,296,747)		51,296,747

Total Investments - 94.8% (Cost $66,292,331)		$66,294,152
Cash & Other Assets, Less Liabilities - 5.2%		3,607,298

Total Net Assets - 100.0%		$69,901,450

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,916,880)	48	$17,096

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC October 2010 Index Swap, Terminating 10/29/10 (Notional Market Value $112,926,104)	56,518	$623,807
Morgan Stanley Capital Services, Inc. October 2010 Index Swap, Terminating 10/26/10 (Notional Market Value $20,638,218)	10,329	133,746
Goldman Sachs International October 2010 Index Swap, Terminating 10/27/10 (Notional Market Value $4,338,688)	2,171	28,210

(Total Notional Market Value $137,903,010)		$785,763

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

[2]	Repurchase Agreements - See Note –2.

[3]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

Schedule of Investments	Dynamic Funds
September 30, 2010	Dow 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 60.5%
Industrials - 13.5%
3M Co.	10,300	$893,113
Caterpillar, Inc.	10,300	810,404
United Technologies Corp.	10,306	734,096
Boeing Co.	10,300	685,362
General Electric Co.	10,300	167,375

Total Industrials		3,290,350

Information Technology - 10.3%
International Business Machines Corp.	10,304	1,382,179
Hewlett-Packard Co.	10,300	433,321
Microsoft Corp.	10,300	252,247
Cisco Systems, Inc.*	10,300	225,570
Intel Corp.	10,301	198,088

Total Information Technology		2,491,405

Consumer Staples - 8.6%
Procter & Gamble Co.	10,300	617,691
Coca-Cola Co.	10,300	602,756
Wal-Mart Stores, Inc.	10,307	551,631
Kraft Foods, Inc. — Class A	10,300	317,858

Total Consumer Staples		2,089,936

Financials - 6.2%
Travelers Companies, Inc.	10,300	536,630
American Express Co.	10,298	432,825
JPMorgan Chase & Co.	10,307	392,388
Bank of America Corp.	11,040	144,734

Total Financials		1,506,577

Energy - 6.1%
Chevron Corp.	10,300	834,815
Exxon Mobil Corp.	10,300	636,437

Total Energy		1,471,252

Consumer Discretionary - 5.9%
McDonald’s Corp.	10,298	767,304
Walt Disney Co.	10,298	340,967
Home Depot, Inc.	10,307	326,525

Total Consumer Discretionary		1,434,796

Health Care - 4.9%
Johnson & Johnson	10,301	638,250
Merck & Company, Inc.	10,300	379,143
Pfizer, Inc.	10,300	176,851

Total Health Care		1,194,244

Telecommunication Services - 2.6%
Verizon Communications, Inc.	10,305	335,840
AT&T, Inc.	10,303	294,666

Total Telecommunication Services		630,506

Materials - 2.4%
E. I. du Pont de Nemours & Co.	10,300	459,586

		Market
	Shares	Value
COMMON STOCKS† - 60.5% (continued)
Materials - 2.4% (continued)
Alcoa, Inc.	10,306	$124,806

Total Materials		584,392

TOTAL COMMON STOCKS
(Cost $9,256,833)		14,693,458

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 30.1%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	4,051,273	4,051,273
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	3,248,279	3,248,279

TOTAL REPURCHASE AGREEMENTS
(Cost $7,299,552)		7,299,552

Total Investments - 90.6% (Cost $16,556,385)		$21,993,010
Cash & Other Assets, Less Liabilities - 9.4%		2,284,762

Total Net Assets - 100.0%		$24,277,772

		Unrealized
	Contracts	Loss
FUTURES CONTRACTS PURCHASED†
December 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $5,415,620)	101	$(11,204)

		Unrealized
	Units	Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2010 Dow Jones Industrial Average Index Swap, Terminating 10/26/10[3] (Notional Market Value $2,075,443)	192	$(1,505)
Goldman Sachs International October 2010 Dow Jones Industrial Average Index Swap, Terminating 10/27/10[3] (Notional Market Value $10,500,754)	973	(19,559)
Credit Suisee Capital, LLC October 2010 Dow Jones Industrial Average Index Swap, Terminating 10/29/10[3] (Notional Market Value $15,990,802)	1,482	(62,543)

(Total Notional Market Value $28,566,999)		$(83,607)

Schedule of Investments	Dynamic Funds
September 30, 2010	Dow 2x Strategy Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments	Dynamic Funds
September 30, 2010	Inverse Dow 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 97.1%
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	$30,473,405	$30,473,405
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	18,933,896	18,933,896

TOTAL REPURCHASE AGREEMENTS
(Cost $49,407,301)		49,407,301

Total Investments - 97.1% (Cost $49,407,301)		$49,407,301
Cash & Other Assets, Less Liabilities - 2.9%		1,487,732

Total Net Assets - 100.0%		$50,895,033

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $1,554,980)	29	$10,500

		Unrealized
	Units	Gain
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2010 Dow Jones Industrial Average Index Swap, Terminating 10/27/10[3] (Notional Market Value $58,436,374)	5,417	$163,567
Credit Suisee Capital, LLC October 2010 Dow Jones Industrial Average Index Swap, Terminating 10/29/10[3] (Notional Market Value $38,079,428)	3,530	159,216
Morgan Stanley Capital Services, Inc. October 2010 Dow Jones Industrial Average Index Swap, Terminating 10/26/10[3] (Notional Market Value $3,516,847)	326	7,088

(Total Notional Market Value $100,032,649)		$329,871

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0%
Financials - 9.6%
Highwoods Properties, Inc.	998	$32,405
MFA Financial, Inc.	3,900	29,757
National Retail Properties, Inc.	1,159	29,102
Omega Healthcare Investors, Inc.	1,291	28,983
Home Properties, Inc.	547	28,936
BioMed Realty Trust, Inc.	1,577	28,260
Entertainment Properties Trust	650	28,067
Apollo Investment Corp.	2,697	27,590
American Capital Ltd.*	4,730	27,481
FirstMerit Corp.	1,500	27,480
Washington Real Estate Investment Trust	844	26,780
Alterra Capital Holdings Ltd.	1,339	26,673
Tanger Factory Outlet Centers	557	26,257
ProAssurance Corp.*	450	25,915
MGIC Investment Corp.*	2,787	25,724
CBL & Associates Properties, Inc.	1,920	25,075
Kilroy Realty Corp.	756	25,054
Platinum Underwriters Holdings Ltd.	570	24,806
SVB Financial Group*	582	24,630
Mid-America Apartment Communities, Inc.	420	24,478
LaSalle Hotel Properties	967	22,618
Westamerica Bancorporation	407	22,177
Signature Bank *	569	22,100
American Campus Communities, Inc.	724	22,039
First American Financial Corp.	1,447	21,618
Stifel Financial Corp.*	467	21,617
Prosperity Bancshares, Inc.	650	21,105
DiamondRock Hospitality Co.*	2,146	20,366
Healthcare Realty Trust, Inc.	870	20,349
Equity Lifestyle Properties, Inc.	359	19,558
Extra Space Storage, Inc.	1,210	19,408
Trustmark Corp.	887	19,283
Post Properties, Inc.	677	18,902
Potlatch Corp.	553	18,802
NewAlliance Bancshares, Inc.	1,470	18,551
Iberiabank Corp.	369	18,443
Umpqua Holdings Corp.	1,590	18,031
Northwest Bancshares, Inc.	1,539	17,221
Montpelier Re Holdings Ltd.	990	17,147
CNO Financial Group, Inc.*	3,090	17,119
Delphi Financial Group, Inc. — Class A	660	16,493
Astoria Financial Corp.	1,199	16,342
PHH Corp.*	770	16,216
Knight Capital Group, Inc. — Class A*	1,308	16,206
Webster Financial Corp.	910	15,980
Colonial Properties Trust	980	15,866
Medical Properties Trust, Inc.	1,550	15,717
UMB Financial Corp.	440	15,624
Redwood Trust, Inc.	1,076	15,559
Portfolio Recovery Associates, Inc.*	237	15,322
Susquehanna Bancshares, Inc.	1,800	15,192

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
National Health Investors, Inc.	340	$14,980
Argo Group International Holdings Ltd.	429	14,903
RLI Corp.	260	14,721
Glacier Bancorp, Inc.	997	14,556
Radian Group, Inc.	1,847	14,444
Hatteras Financial Corp.	507	14,434
Sovran Self Storage, Inc.	380	14,402
PS Business Parks, Inc.	254	14,369
Cash America International, Inc.	410	14,350
DuPont Fabros Technology, Inc.	568	14,285
DCT Industrial Trust, Inc.	2,942	14,092
Wintrust Financial Corp.	430	13,936
EastGroup Properties, Inc.	370	13,831
FNB Corp.	1,587	13,585
United Bankshares, Inc.	540	13,441
First Financial Bankshares, Inc.	286	13,439
First Financial Bancorp	800	13,344
Starwood Property Trust, Inc.	660	13,114
Tower Group, Inc.	560	13,076
Cathay General Bancorp	1,084	12,889
Old National Bancorp	1,210	12,705
Ezcorp, Inc. — Class A*	633	12,685
KBW, Inc.	486	12,442
Sunstone Hotel Investors, Inc.*	1,370	12,426
International Bancshares Corp.	731	12,347
American Capital Agency Corp.	462	12,275
Hancock Holding Co.	407	12,238
Selective Insurance Group, Inc.	740	12,055
MB Financial, Inc.	737	11,954
Franklin Street Properties Corp.	962	11,948
First Midwest Bancorp, Inc.	1,030	11,876
Anworth Mortgage Asset Corp.	1,655	11,800
First Cash Financial Services, Inc.*	421	11,683
Park National Corp.	175	11,207
Whitney Holding Corp.	1,340	10,948
National Penn Bancshares, Inc.	1,744	10,900
U-Store-It Trust	1,297	10,830
Columbia Banking System, Inc.	550	10,807
Capstead Mortgage Corp.	980	10,653
Community Bank System, Inc.	458	10,539
NBT Bancorp, Inc.	477	10,527
Acadia Realty Trust	554	10,526
Ocwen Financial Corp.*	1,027	10,414
Provident Financial Services, Inc.	830	10,259
World Acceptance Corp.*	230	10,157
Horace Mann Educators Corp.	550	9,779
Greenlight Capital Re Ltd. — Class A*	388	9,708
Lexington Realty Trust	1,350	9,666
Alexander’s, Inc.	30	9,473
BlackRock Kelso Capital Corp.	820	9,430
CVB Financial Corp.	1,252	9,403
Employers Holdings, Inc.	590	9,304
Prospect Capital Corp.	955	9,273
Pico Holdings, Inc.*	310	9,257

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
Pennsylvania Real Estate Investment Trust	772	$9,156
optionsXpress Holdings, Inc.*	590	9,062
MF Global Holdings Ltd.*	1,253	9,022
Cousins Properties, Inc.	1,256	8,968
Texas Capital Bancshares, Inc.*	510	8,808
Infinity Property & Casualty Corp.	180	8,779
Investors Real Estate Trust	1,040	8,715
Forestar Group, Inc.*	507	8,644
Investment Technology Group, Inc.*	607	8,632
Equity One, Inc.	506	8,541
Inland Real Estate Corp.	1,026	8,526
Nelnet, Inc. — Class A	371	8,488
LTC Properties, Inc.	330	8,422
Strategic Hotels & Resorts, Inc.*	1,957	8,298
American Equity Investment Life Holding Co.	810	8,294
PacWest Bancorp	430	8,196
PrivateBancorp, Inc. — Class A	717	8,167
Brookline Bancorp, Inc.	817	8,154
Government Properties Income Trust	300	8,010
Sun Communities, Inc.	260	7,982
Hersha Hospitality Trust	1,530	7,925
Investors Bancorp, Inc.*	667	7,897
First Potomac Realty Trust	520	7,800
Invesco Mortgage Capital, Inc.	360	7,747
Getty Realty Corp.	287	7,700
Oritani Financial Corp.	767	7,655
Flagstone Reinsurance Holdings S.A.	720	7,639
Safety Insurance Group, Inc.	180	7,564
National Financial Partners Corp.*	590	7,475
Navigators Group, Inc.*	167	7,453
Compass Diversified Holdings	460	7,434
PMI Group, Inc.*	1,990	7,303
Fifth Street Finance Corp.	653	7,274
Dollar Financial Corp.*	340	7,096
Chemical Financial Corp.	340	7,018
Enstar Group Ltd.*	96	6,970
Piper Jaffray Cos.*	239	6,962
Sterling Bancshares, Inc.	1,280	6,874
Simmons First National Corp. — Class A	239	6,757
City Holding Co.	220	6,747
Meadowbrook Insurance Group, Inc.	750	6,727
United Fire & Casualty Co.	317	6,724
Primerica, Inc.	330	6,712
Bank of the Ozarks, Inc.	179	6,639
First Commonwealth Financial Corp.	1,199	6,535
MarketAxess Holdings, Inc.	380	6,452
Independent Bank Corp.	286	6,441
Boston Private Financial Holdings, Inc.	982	6,422
Home Bancshares, Inc.	311	6,320
Evercore Partners, Inc. — Class A	220	6,294

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
Walter Investment Management Corp.	359	$6,279
MCG Capital Corp.	1,070	6,249
Associated Estates Realty Corp.	442	6,179
Oriental Financial Group, Inc.	458	6,091
Artio Global Investors, Inc. — Class A	390	5,967
Trustco Bank Corp.	1,069	5,944
Glimcher Realty Trust	959	5,898
S&T Bancorp, Inc.	338	5,888
Ramco-Gershenson Properties Trust	534	5,719
Universal Health Realty Income Trust	165	5,678
Cardtronics, Inc.*	367	5,663
Education Realty Trust, Inc.	790	5,649
Retail Opportunity Investments Corp.	577	5,522
SCBT Financial Corp.	177	5,521
Banco Latinoamericano de Comercio Exterior S.A. — Class E	380	5,491
Western Alliance Bancorp*	816	5,467
Hilltop Holdings, Inc.*	550	5,269
Maiden Holdings Ltd.	690	5,251
Harleysville Group, Inc.	160	5,246
WesBanco, Inc.	320	5,229
Cohen & Steers, Inc.	240	5,208
Duff & Phelps Corp. — Class A	383	5,159
Community Trust Bancorp, Inc.	190	5,147
Sandy Spring Bancorp, Inc.	330	5,115
Dime Community Bancshares, Inc.	369	5,111
Ashford Hospitality Trust, Inc.*	560	5,068
Urstadt Biddle Properties, Inc. — Class A	280	5,062
Pebblebrook Hotel Trust*	281	5,061
Hercules Technology Growth Capital, Inc.	498	5,035
Citizens Republic Bancorp, Inc.*	5,490	4,947
TowneBank	330	4,937
FBL Financial Group, Inc. — Class A	190	4,936
Flushing Financial Corp.	427	4,936
AMERISAFE, Inc.*	260	4,883
FPIC Insurance Group, Inc.*	137	4,807
BGC Partners, Inc. — Class A	786	4,692
Cedar Shopping Centers, Inc.	765	4,651
PennantPark Investment Corp.	438	4,647
Credit Acceptance Corp.*	76	4,603
American Physicians Capital, Inc.	110	4,561
CNA Surety Corp.*	254	4,552
Provident New York Bancorp	539	4,522
Amtrust Financial Services, Inc.	309	4,487
CapLease, Inc.	800	4,472
FelCor Lodging Trust, Inc.*	971	4,467
First Industrial Realty Trust, Inc.*	877	4,446
Parkway Properties, Inc.	300	4,440
First Financial Corp.	150	4,425

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
MVC Capital, Inc.	340	$4,410
Renasant Corp.	289	4,396
Tompkins Financial Corp.	110	4,363
eHealth, Inc.*	335	4,328
Beneficial Mutual Bancorp, Inc.*	478	4,288
GFI Group, Inc.	917	4,255
Pinnacle Financial Partners, Inc.*	460	4,227
National Western Life Insurance Co. — Class A	30	4,220
Lakeland Financial Corp.	223	4,161
Southside Bancshares, Inc.	218	4,118
Pennymac Mortgage Investment Trust	230	4,115
StellarOne Corp.	320	4,070
Danvers Bancorp, Inc.	260	3,986
Camden National Corp.	115	3,985
Univest Corporation of Pennsylvania	228	3,981
iStar Financial, Inc.*	1,300	3,978
Tejon Ranch Co.*	183	3,966
NorthStar Realty Finance Corp.	1,049	3,923
SY Bancorp, Inc.	157	3,897
Oppenheimer Holdings, Inc. — Class A	139	3,885
TICC Capital Corp.	375	3,881
Resource Capital Corp.	606	3,848
Cardinal Financial Corp.	398	3,825
Berkshire Hills Bancorp, Inc.	201	3,811
Cogdell Spencer, Inc.	601	3,798
Washington Trust Bancorp, Inc.	198	3,786
Bancfirst Corp.	93	3,763
TradeStation Group, Inc.*	571	3,757
GAMCO Investors, Inc. — Class A	97	3,737
Nara Bancorp, Inc.*	526	3,714
Colony Financial, Inc.	200	3,696
Saul Centers, Inc.	86	3,608
Safeguard Scientifics, Inc.*	287	3,596
1st Source Corp.	205	3,559
Encore Capital Group, Inc.*	194	3,496
Citizens, Inc.*	506	3,486
Southwest Bancorp, Inc.	268	3,476
PMA Capital Corp. — Class A*	449	3,385
Phoenix Companies, Inc.*	1,607	3,375
Capital Southwest Corp.	37	3,360
Kite Realty Group Trust	747	3,317
Arrow Financial Corp.	132	3,311
First Busey Corp.	727	3,308
Suffolk Bancorp	130	3,292
Union First Market Bankshares Corp.	250	3,265
Hudson Valley Holding Corp.	167	3,260
International Assets Holding Corp.*	180	3,258
Gladstone Capital Corp.	289	3,257
Bank Mutual Corp.	627	3,254
Two Harbors Investment Corp.	360	3,247
Westfield Financial, Inc.	410	3,198
Sterling Bancorp — Class N	368	3,198

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
Cypress Sharpridge Investments, Inc.	238	$3,177
Global Indemnity plc — Class A*	195	3,130
Winthrop Realty Trust	252	3,115
Agree Realty Corp.	123	3,106
Calamos Asset Management, Inc. — Class A	270	3,105
Ameris Bancorp	327	3,057
United Financial Bancorp, Inc.	226	3,053
Advance America Cash Advance Centers, Inc.	757	3,051
Great Southern Bancorp, Inc.	140	3,048
Kennedy-Wilson Holdings, Inc.*	287	3,042
State Auto Financial Corp.	199	3,027
Abington Bancorp, Inc.	286	3,014
West Coast Bancorp*	1,300	2,964
Trico Bancshares	190	2,920
United Community Banks, Inc.*	1,303	2,919
Washington Banking Co.	210	2,911
SWS Group, Inc.	405	2,904
Monmouth Real Estate Investment Corp. — Class A	370	2,893
NewStar Financial, Inc.*	390	2,890
Republic Bancorp, Inc. — Class A	136	2,874
Territorial Bancorp, Inc.	170	2,861
First Bancorp	210	2,860
Presidential Life Corp.	287	2,813
First Community Bancshares, Inc.	218	2,812
Baldwin & Lyons, Inc. — Class B	110	2,799
Home Federal Bancorp, Inc.	230	2,799
First Merchants Corp.	360	2,747
Heartland Financial USA, Inc.	178	2,739
American Physicians Service Group, Inc.	84	2,717
Stewart Information Services Corp.	240	2,717
Centerstate Banks, Inc.	315	2,703
NGP Capital Resources Co.	298	2,700
Northfield Bancorp, Inc.	249	2,694
Main Street Capital Corp.	168	2,670
Newcastle Investment Corp.*	860	2,666
German American Bancorp, Inc.	155	2,660
Financial Institutions, Inc.	150	2,649
WSFS Financial Corp.	70	2,626
Eagle Bancorp, Inc.*	228	2,617
Westwood Holdings Group, Inc.	77	2,605
Triangle Capital Corp.	163	2,605
First Financial Holdings, Inc.	232	2,584
HFF, Inc. — Class A*	270	2,506
National Bankshares, Inc.	97	2,503
SeaBright Holdings, Inc.	310	2,499
Center Financial Corp.*	490	2,494
BankFinancial Corp.	270	2,476
CoBiz Financial, Inc.	445	2,474
OceanFirst Financial Corp.	201	2,466
Apollo Commercial Real Estate Finance, Inc.	150	2,410
Financial Engines, Inc.*	180	2,390
Lakeland Bancorp, Inc.	283	2,386

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
ESSA Bancorp, Inc.	200	$2,368
Excel Trust, Inc.	210	2,367
Pacific Continental Corp.	259	2,344
Epoch Holding Corp.	180	2,318
First Interstate Bancsystem, Inc. — Class A	170	2,288
American Safety Insurance Holdings Ltd.*	140	2,288
CreXus Investment Corp.	190	2,286
FBR Capital Markets Corp.*	727	2,283
Bank of Marin Bancorp	70	2,257
Avatar Holdings, Inc.*	118	2,251
Kayne Anderson Energy Development Co.	140	2,247
Chatham Lodging Trust	120	2,233
Ambac Financial Group, Inc.*	4,010	2,226
First of Long Island Corp.	89	2,223
Bryn Mawr Bank Corp.	127	2,187
Orrstown Financial Services, Inc.	94	2,177
Citizens & Northern Corp.	167	2,171
Terreno Realty Corp.*	119	2,168
Consolidated-Tomoka Land Co.	76	2,167
Bridge Bancorp, Inc.	86	2,149
MainSource Financial Group, Inc.	280	2,139
Virtus Investment Partners, Inc.*	70	2,118
Ames National Corp.	106	2,114
State Bancorp, Inc.	234	2,101
Bancorp, Inc.*	314	2,101
Arlington Asset Investment Corp. — Class A	90	2,098
Donegal Group, Inc. — Class A	160	2,091
Gladstone Investment Corp.	310	2,077
Gladstone Commercial Corp.	120	2,059
Capital City Bank Group, Inc.	169	2,052
Dynex Capital, Inc.	190	2,048
LaBranche & Company, Inc.*	520	2,028
Enterprise Financial Services Corp.	215	2,000
Metro Bancorp, Inc.*	192	1,995
First Mercury Financial Corp.	197	1,986
American National Bankshares, Inc.	90	1,975
National Interstate Corp.	89	1,938
Alliance Financial Corp.	64	1,935
1st United Bancorp, Inc.*	300	1,929
One Liberty Properties, Inc.	120	1,909
Diamond Hill Investment Group, Inc.	26	1,898
Heritage Financial Corp.*	135	1,890
OmniAmerican Bancorp, Inc.*	167	1,882
RAIT Financial Trust*	1,130	1,864
Kearny Financial Corp.	210	1,854
Harris & Harris Group, Inc.*	430	1,836
Life Partners Holdings, Inc.	96	1,827
Hanmi Financial Corp.*	1,420	1,818
ViewPoint Financial Group	196	1,813
Peoples Bancorp, Inc.	146	1,806
First Marblehead Corp.*	770	1,802
Chesapeake Lodging Trust	110	1,800

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
NYMAGIC, Inc.	70	$1,797
Student Loan Corp.	60	1,782
Wilshire Bancorp, Inc.	270	1,766
Merchants Bancshares, Inc.	70	1,746
Gleacher & Company, Inc.*	1,082	1,742
Thomas Properties Group, Inc.	487	1,739
CNB Financial Corp.	126	1,732
Mission West Properties, Inc.	255	1,729
Solar Capital Ltd.	80	1,716
ESB Financial Corp.	120	1,670
MPG Office Trust, Inc.*	667	1,667
Kansas City Life Insurance Co.	53	1,653
Penns Woods Bancorp, Inc.	50	1,652
Cowen Group, Inc. — Class A*	497	1,635
Medallion Financial Corp.	209	1,628
Sanders Morris Harris Group, Inc.	287	1,624
Sierra Bancorp	129	1,593
First Bancorp, Inc.	115	1,590
Tower Bancorp, Inc.	77	1,561
THL Credit, Inc.	130	1,531
Golub Capital BDC, Inc.	100	1,530
UMH Properties, Inc.	140	1,504
EMC Insurance Group, Inc.	70	1,492
Taylor Capital Group, Inc.*	130	1,491
Home Bancorp, Inc.*	110	1,472
Midsouth Bancorp, Inc.	102	1,443
Marlin Business Services Corp.*	120	1,440
MidWestOne Financial Group, Inc.	97	1,422
Farmer Mac — Class C	130	1,407
Peapack Gladstone Financial Corp.	119	1,402
Hallmark Financial Services*	160	1,398
Bancorp Rhode Island, Inc.	50	1,396
Meridian Interstate Bancorp, Inc.*	130	1,370
West Bancorporation, Inc.*	217	1,367
Penson Worldwide, Inc.*	275	1,367
Virginia Commerce Bancorp, Inc.*	280	1,361
Ladenburg Thalmann Financial Services, Inc.*	1,270	1,295
JMP Group, Inc.	210	1,281
Rockville Financial, Inc.	110	1,264
Clifton Savings Bancorp, Inc.	139	1,195
Flagstar Bancorp, Inc.*	651	1,185
Roma Financial Corp.	110	1,158
BofI Holding, Inc.*	97	1,151
Asta Funding, Inc.	150	1,144
Century Bancorp, Inc. — Class A	47	1,123
Asset Acceptance Capital Corp.*	209	1,122
First South Bancorp, Inc.	110	1,091
Green Bankshares, Inc.*	160	1,086
Universal Insurance Holdings, Inc.	236	1,060
Primus Guaranty Ltd.*	230	1,049
CompuCredit Holdings Corp.	210	1,012
Crawford & Co. — Class B*	328	797
Encore Bancshares, Inc.*	110	791
NASB Financial, Inc.	45	745
Pzena Investment Management, Inc. — Class A	106	728
Fox Chase Bancorp, Inc.*	72	681

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Financials - 9.6% (continued)
Gerova Financial Group Ltd.*	89	$481
Rodman & Renshaw Capital Group, Inc.*	220	473
Porter Bancorp, Inc.	43	432
Doral Financial Corp.*	258	428
Waterstone Financial, Inc.*	105	419
K-Fed Bancorp	50	395
First BanCorp*	1,293	362
California First National Bancorp	25	317
Heritage Financial Group	30	253

Total Financials		2,925,941

Information Technology - 8.6%
TIBCO Software, Inc.*	2,310	40,979
Riverbed Technology, Inc.*	877	39,974
VeriFone Systems, Inc.*	1,190	36,973
Rackspace Hosting, Inc.*	1,350	35,073
Parametric Technology Corp.*	1,617	31,596
ADTRAN, Inc.	860	30,358
Jack Henry & Associates, Inc.	1,189	30,320
Concur Technologies, Inc.*	557	27,538
Netlogic Microsystems, Inc.*	866	23,884
Ariba, Inc.*	1,247	23,568
Acme Packet, Inc.*	606	22,992
RF Micro Devices, Inc.*	3,730	22,902
Plantronics, Inc.	670	22,633
SuccessFactors, Inc.*	882	22,147
Aruba Networks, Inc.*	1,020	21,767
GSI Commerce, Inc.*	864	21,341
Anixter International, Inc.*	390	21,056
TriQuint Semiconductor, Inc.*	2,160	20,736
Quest Software, Inc.*	830	20,410
Finisar Corp.*	1,050	19,730
Microsemi Corp.*	1,150	19,722
Progress Software Corp.*	590	19,529
Veeco Instruments, Inc.*	560	19,527
Netezza Corp.*	713	19,215
Wright Express Corp.*	537	19,176
CACI International, Inc. — Class A*	420	19,009
Viasat, Inc.*	460	18,911
Digital River, Inc.*	555	18,892
Hittite Microwave Corp.*	381	18,155
InterDigital, Inc.*	610	18,062
Cavium Networks, Inc.*	616	17,716
Semtech Corp.*	859	17,343
Arris Group, Inc.*	1,763	17,225
ADC Telecommunications, Inc.*	1,350	17,105
Blackboard, Inc.*	474	17,083
Sapient Corp.	1,426	17,069
Omnivision Technologies, Inc.*	718	16,543
Unisys Corp.*	590	16,461
Plexus Corp.*	557	16,348
Lawson Software, Inc.*	1,930	16,347
Cirrus Logic, Inc.*	910	16,234
Taleo Corp. — Class A*	550	15,945
Fair Isaac Corp.	640	15,782
Mentor Graphics Corp.*	1,477	15,612
CommVault Systems, Inc.*	597	15,540
Cymer, Inc.*	416	15,425

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Information Technology - 8.6% (continued)
Acxiom Corp.*	950	$15,067
Blackbaud, Inc.	624	15,001
OpenTable, Inc.*	220	14,978
ArcSight, Inc.*	342	14,898
j2 Global Communications, Inc.*	625	14,869
ValueClick, Inc.*	1,130	14,780
MAXIMUS, Inc.	240	14,779
Cognex Corp.	550	14,751
JDA Software Group, Inc.*	574	14,557
TiVo, Inc.*	1,606	14,550
Benchmark Electronics, Inc.*	880	14,432
Infinera Corp.*	1,219	14,226
Coherent, Inc.*	350	14,003
Blue Coat Systems, Inc.*	577	13,883
Fortinet, Inc.*	550	13,750
Earthlink, Inc.	1,499	13,626
Ultimate Software Group, Inc.*	350	13,524
Sanmina-SCI Corp.*	1,110	13,409
Synaptics, Inc.*	470	13,226
Integrated Device Technology, Inc.*	2,260	13,221
Netgear, Inc.*	486	13,127
Littelfuse, Inc.*	296	12,935
Tessera Technologies, Inc.*	694	12,839
MKS Instruments, Inc.*	702	12,622
L-1 Identity Solutions, Inc. — Class 1*	1,071	12,563
Mantech International Corp. — Class A*	310	12,276
Tekelec*	947	12,273
Euronet Worldwide, Inc.*	680	12,233
SRA International, Inc. — Class A*	599	11,812
Emulex Corp.*	1,130	11,797
MicroStrategy, Inc. — Class A*	135	11,692
Advent Software, Inc.*	216	11,273
Checkpoint Systems, Inc.*	550	11,193
Sourcefire, Inc.*	385	11,103
Rofin-Sinar Technologies, Inc.*	437	11,091
Oclaro, Inc.*	687	10,999
Comtech Telecommunications Corp.	400	10,940
SAVVIS, Inc.*	517	10,898
TTM Technologies, Inc.*	1,110	10,867
Power Integrations, Inc.	340	10,809
Websense, Inc.*	600	10,644
ACI Worldwide, Inc.*	470	10,523
FEI Co.*	535	10,470
Cabot Microelectronics Corp.*	325	10,458
Sonus Networks, Inc.*	2,900	10,237
Scansource, Inc.*	366	10,153
Insight Enterprises, Inc.*	637	9,963
Take-Two Interactive Software, Inc.*	980	9,937
Universal Display Corp.*	419	9,847
Amkor Technology, Inc.*	1,457	9,572
DealerTrack Holdings, Inc.*	557	9,514
Manhattan Associates, Inc.*	319	9,363
Harmonic, Inc.*	1,350	9,288
DTS, Inc.*	240	9,161

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Information Technology - 8.6% (continued)
Applied Micro Circuits Corp.*	907	$9,070
Aspen Technology, Inc.*	870	9,022
Art Technology Group, Inc.*	2,180	9,003
Sycamore Networks, Inc.	275	8,913
Ebix, Inc.*	375	8,794
Netscout Systems, Inc.*	428	8,778
IPG Photonics Corp.*	357	8,618
SYNNEX Corp.*	306	8,611
Tyler Technologies, Inc.*	427	8,608
Constant Contact, Inc.*	400	8,572
CSG Systems International, Inc.*	470	8,568
Entegris, Inc.*	1,827	8,532
Terremark Worldwide, Inc.*	807	8,344
SolarWinds, Inc.*	481	8,302
Intermec, Inc.*	677	8,300
Isilon Systems, Inc.*	372	8,288
OSI Systems, Inc.*	228	8,281
Diodes, Inc.*	470	8,032
Syntel, Inc.	180	8,010
Heartland Payment Systems, Inc.	524	7,975
Stratasys, Inc.*	285	7,900
Cogent, Inc.*	732	7,788
Loral Space & Communications, Inc.*	148	7,726
Black Box Corp.	240	7,694
Lattice Semiconductor Corp.*	1,610	7,648
DG FastChannel, Inc.*	350	7,613
Electronics for Imaging, Inc.*	627	7,599
comScore, Inc.*	322	7,573
Park Electrochemical Corp.	286	7,533
LogMeIn, Inc.*	209	7,520
Entropic Communications, Inc.*	783	7,517
Volterra Semiconductor Corp.*	343	7,381
Monolithic Power Systems, Inc.*	450	7,348
Power-One, Inc.*	804	7,308
STEC, Inc.*	575	7,159
MTS Systems Corp.	230	7,130
Pegasystems, Inc.	227	7,048
Micrel, Inc.	710	7,001
Standard Microsystems Corp.*	306	6,980
United Online, Inc.	1,210	6,921
Rogers Corp.*	219	6,894
Brightpoint, Inc.*	978	6,836
Radiant Systems, Inc.*	396	6,772
Forrester Research, Inc.*	200	6,616
VirnetX Holding Corp.	450	6,606
Advanced Energy Industries, Inc.*	505	6,595
ATMI, Inc.*	439	6,524
NIC, Inc.	778	6,450
Quantum Corp.*	2,985	6,328
MIPS Technologies, Inc. — Class A*	641	6,237
TeleTech Holdings, Inc.*	420	6,233
Xyratex Ltd.*	420	6,233
Bottomline Technologies, Inc.*	397	6,098
TNS, Inc.*	359	6,085
Kulicke & Soffa Industries, Inc.*	980	6,066
Brooks Automation, Inc.*	900	6,039
Formfactor, Inc.*	699	6,011

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Information Technology - 8.6% (continued)
Ancestry.com, Inc.*	260	$5,918
iGate Corp.	326	5,914
RightNow Technologies, Inc.*	300	5,910
NetSuite, Inc.*	250	5,893
Epicor Software Corp.*	676	5,881
Compellent Technologies, Inc.*	318	5,781
Newport Corp.*	507	5,749
Oplink Communications, Inc.*	288	5,714
Ultratech, Inc.*	330	5,643
EPIQ Systems, Inc.	458	5,615
Internet Capital Group, Inc.*	507	5,592
Ixia*	450	5,580
Anadigics, Inc.*	905	5,511
Kenexa Corp.*	310	5,431
Zoran Corp.*	710	5,424
Maxwell Technologies, Inc.*	367	5,362
Internet Brands, Inc. — Class A*	396	5,259
Avid Technology, Inc.*	398	5,218
LivePerson, Inc.*	620	5,208
Silicon Image, Inc.*	1,066	5,095
Synchronoss Technologies, Inc.*	280	4,987
Sigma Designs, Inc.*	428	4,918
Move, Inc.*	2,170	4,839
Unica Corp.*	229	4,804
FARO Technologies, Inc.*	220	4,798
Actel Corp.*	300	4,785
Methode Electronics, Inc.	520	4,722
Daktronics, Inc.	475	4,665
Rubicon Technology, Inc.*	204	4,629
CTS Corp.	467	4,493
SMART Modular Technologies WWH, Inc.*	727	4,384
DivX, Inc.*	457	4,355
Infospace, Inc.*	497	4,304
LTX-Credence Corp.*	2,040	4,264
Vocus, Inc.*	229	4,232
Electro Scientific Industries, Inc.*	380	4,222
Hypercom Corp.*	640	4,160
Smith Micro Software, Inc.*	418	4,155
Cohu, Inc.	329	4,142
Ceva, Inc.*	289	4,133
Cass Information Systems, Inc.	120	4,117
ExlService Holdings, Inc.*	210	4,085
Diamond Management & Technology Consultants, Inc. — Class A	320	4,000
Sonic Solutions, Inc.*	350	3,983
Echelon Corp.*	465	3,976
ModusLink Global Solutions, Inc.*	620	3,937
Mercury Computer Systems, Inc.*	327	3,934
EMS Technologies, Inc.*	210	3,912
Extreme Networks*	1,252	3,894
Photronics, Inc.*	736	3,893
Knot, Inc.*	419	3,825
Imation Corp.*	410	3,825
RealNetworks, Inc.*	1,160	3,782
THQ, Inc.*	940	3,779
Nanometrics, Inc.*	250	3,762
S1 Corp.*	720	3,751

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Information Technology - 8.6% (continued)
Measurement Specialties, Inc.*	197	$3,641
Rudolph Technologies, Inc.*	430	3,573
Lionbridge Technologies, Inc.*	823	3,539
UTStarcom, Inc.*	1,628	3,533
Super Micro Computer, Inc.*	340	3,533
Internap Network Services Corp.*	717	3,520
Symmetricom, Inc.*	610	3,489
Keithley Instruments, Inc.	160	3,442
Mindspeed Technologies, Inc.*	440	3,419
Aviat Networks, Inc.*	827	3,382
Novatel Wireless, Inc.*	429	3,381
Anaren, Inc.*	200	3,358
Powerwave Technologies, Inc.*	1,844	3,356
Multi-Fineline Electronix, Inc.*	152	3,342
Limelight Networks, Inc.*	566	3,328
Digi International, Inc.*	350	3,322
KIT Digital, Inc.*	277	3,321
Silicon Graphics International Corp.*	427	3,314
Kopin Corp.*	924	3,280
Hughes Communications, Inc.*	120	3,270
Opnet Technologies, Inc.	180	3,267
Cray, Inc.*	492	3,247
Actuate Corp.*	627	3,229
Bel Fuse, Inc. — Class B	155	3,227
Liquidity Services, Inc.*	200	3,202
LoopNet, Inc.*	270	3,197
Rosetta Stone, Inc.*	150	3,186
Interactive Intelligence, Inc.*	180	3,168
IXYS Corp.*	330	3,152
ShoreTel, Inc.*	630	3,125
Radisys Corp.*	331	3,118
Integrated Silicon Solution, Inc.*	360	3,100
Supertex, Inc.*	140	3,097
Intevac, Inc.*	306	3,063
Electro Rent Corp.	230	3,054
Pericom Semiconductor Corp.*	348	3,024
NVE Corp.*	70	3,012
KVH Industries, Inc.*	200	3,002
Exar Corp.*	499	2,989
support.com, Inc.*	647	2,963
Perficient, Inc.*	320	2,925
Seachange International, Inc.*	390	2,890
Global Cash Access Holdings, Inc.*	699	2,852
Monotype Imaging Holdings, Inc.*	309	2,827
MoneyGram International, Inc.*	1,156	2,821
AXT, Inc.*	426	2,820
Axcelis Technologies, Inc.*	1,450	2,798
Comverge, Inc.*	350	2,751
Spansion, Inc. — Class A*	180	2,695
SS&C Technologies Holdings, Inc.*	170	2,686
Magma Design Automation, Inc.*	720	2,664
Spectrum Control, Inc.*	180	2,650
Ciber, Inc.*	870	2,619
Ultra Clean Holdings*	300	2,586
DemandTec, Inc.*	270	2,541
Globecomm Systems, Inc.*	302	2,528

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Information Technology - 8.6% (continued)
PROS Holdings, Inc.*	272	$2,524
Technitrol, Inc.	566	2,496
Wave Systems Corp. — Class A*	1,110	2,486
TeleCommunication Systems, Inc. — Class A*	629	2,459
VASCO Data Security International, Inc.*	368	2,392
Zygo Corp.*	240	2,352
Immersion Corp.*	390	2,305
DSP Group, Inc.*	320	2,240
Zix Corp.*	777	2,207
QuinStreet, Inc.*	145	2,179
Microtune, Inc.*	749	2,172
Gerber Scientific, Inc.*	350	2,160
Deltek, Inc.*	269	2,155
Rimage Corp.*	130	2,137
Digimarc Corp.*	90	2,111
Saba Software, Inc.*	388	2,111
Advanced Analogic Technologies, Inc.*	599	2,102
Richardson Electronics, Ltd.	200	2,100
Keynote Systems, Inc.	178	2,068
Openwave Systems, Inc.*	1,167	1,984
Evergreen Solar, Inc.*	2,684	1,970
Travelzoo, Inc.*	76	1,958
BigBand Networks, Inc.*	688	1,954
Mattson Technology, Inc.*	697	1,917
Echo Global Logistics, Inc.*	150	1,916
Archipelago Learning, Inc.*	160	1,915
Stamps.com, Inc.*	147	1,911
PLX Technology, Inc.*	520	1,882
Dice Holdings, Inc.*	220	1,866
MoSys, Inc.*	380	1,854
Conexant Systems, Inc.*	1,130	1,853
Virtusa Corp.*	189	1,831
American Software, Inc. — Class A	310	1,829
Renaissance Learning, Inc.	176	1,793
NCI, Inc. — Class A*	93	1,760
Integral Systems, Inc.*	238	1,756
CDC Corporation — Class A*	413	1,747
X-Rite, Inc.*	457	1,732
Trident Microsystems, Inc.*	988	1,689
DDi Corp.	180	1,663
PC-Telephone, Inc.*	270	1,658
Hackett Group, Inc.*	400	1,652
Online Resources Corp.*	370	1,643
Agilysys, Inc.*	249	1,619
Computer Task Group, Inc.*	209	1,597
GSI Technology, Inc.*	275	1,576
SRS Labs, Inc.*	160	1,494
Marchex, Inc. — Class A	270	1,471
Network Equipment Technologies, Inc.*	417	1,439
Calix, Inc.*	100	1,436
CPI International, Inc.*	100	1,400
Occam Networks, Inc.*	170	1,331
Meru Networks, Inc.*	76	1,310
FalconStor Software, Inc.*	410	1,255
FSI International, Inc.*	467	1,242

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Information Technology - 8.6% (continued)
ICx Technologies, Inc.*	164	$1,238
PDF Solutions, Inc.*	310	1,147
Hutchinson Technology, Inc.*	327	1,135
MaxLinear, Inc. — Class A*	100	1,122
Guidance Software, Inc.*	189	1,104
TechTarget, Inc.*	210	1,103
Tessco Technologies, Inc.	70	1,055
Tier Technologies, Inc. — Class B*	190	1,053
ePlus, Inc.*	47	1,008
Local.com Corp.*	220	972
Opnext, Inc.*	598	939
PC Connection, Inc.*	135	922
Viasystems Group, Inc.*	60	912
SPS Commerce, Inc.*	70	897
Presstek, Inc.*	379	830
Alpha & Omega Semiconductor Ltd.*	70	795
QAD, Inc.*	178	740
Convio, Inc.*	80	738
Network Engines, Inc.*	500	730
TeleNav, Inc.*	110	582
Ikanos Communications, Inc.*	420	500
Stream Global Services, Inc.*	60	243

Total Information Technology		2,639,572

Industrials - 7.0%
Nordson Corp.	470	34,634
Woodward Governor Co.	847	27,460
CLARCOR, Inc.	700	27,041
Acuity Brands, Inc.	607	26,854
GrafTech International Ltd.*	1,680	26,258
Baldor Electric Co.	647	26,139
Alaska Air Group, Inc.*	500	25,515
Hexcel Corp.*	1,350	24,017
Esterline Technologies Corp.*	408	23,350
Genesee & Wyoming, Inc. — Class A*	537	23,300
JetBlue Airways Corp.*	3,390	22,679
EMCOR Group, Inc.*	919	22,598
Moog, Inc. — Class A*	627	22,265
Actuant Corp. — Class A	947	21,743
Clean Harbors, Inc.*	319	21,612
Watsco, Inc.	388	21,604
US Airways Group, Inc.*	2,237	20,692
Dollar Thrifty Automotive Group, Inc.*	396	19,855
Teledyne Technologies, Inc.*	497	19,791
Geo Group, Inc.*	847	19,777
Brady Corp. — Class A	676	19,719
AO Smith Corp.	335	19,393
Curtiss-Wright Corp.	637	19,301
American Superconductor Corp.*	616	19,158
HEICO Corp.	409	18,667
United Stationers, Inc.*	345	18,461
HNI Corp.	632	18,176
Atlas Air Worldwide Holdings, Inc.*	359	18,058
Applied Industrial Technologies, Inc.	590	18,054
Tetra Tech, Inc.*	860	18,034

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Industrials - 7.0% (continued)
Triumph Group, Inc.	230	$17,156
Belden, Inc.	647	17,068
EnerSys*	666	16,630
Avis Budget Group, Inc.*	1,427	16,625
Kaydon Corp.	470	16,262
Knight Transportation, Inc.	825	15,947
Herman Miller, Inc.	790	15,547
ABM Industries, Inc.	717	15,480
Brink’s Co.	670	15,410
HUB Group, Inc. — Class A*	520	15,215
Corporate Executive Board Co.	480	15,149
Old Dominion Freight Line, Inc.*	585	14,871
Middleby Corp.*	230	14,580
Simpson Manufacturing Company, Inc.	551	14,205
CoStar Group, Inc.*	291	14,175
Watts Water Technologies, Inc. — Class A	411	13,995
Rollins, Inc.	597	13,958
Healthcare Services Group, Inc.	607	13,834
AirTran Holdings, Inc.*	1,880	13,818
Mueller Industries, Inc.	517	13,695
Deluxe Corp.	710	13,582
Briggs & Stratton Corp.	700	13,307
Insituform Technologies, Inc. — Class A*	550	13,299
II-VI, Inc.*	350	13,065
GeoEye, Inc.*	314	12,711
United Rentals, Inc.*	837	12,421
ESCO Technologies, Inc.	370	12,306
Werner Enterprises, Inc.	600	12,294
Orbital Sciences Corp.*	800	12,240
Barnes Group, Inc.	679	11,944
DigitalGlobe, Inc.*	376	11,430
Granite Construction, Inc.	484	11,006
Skywest, Inc.	780	10,889
Franklin Electric Company, Inc.	320	10,611
Korn*	637	10,536
Heartland Express, Inc.	700	10,409
Forward Air Corp.	397	10,322
RBC Bearings, Inc.*	300	10,194
Knoll, Inc.	650	10,082
AAR Corp.*	540	10,076
Robbins & Myers, Inc.	375	10,043
Mine Safety Appliances Co.	370	10,027
Interface, Inc. — Class A	699	9,947
Advisory Board Co.*	217	9,581
Amerco, Inc.*	120	9,538
Kaman Corp.	360	9,436
American Science & Engineering, Inc.	128	9,427
Beacon Roofing Supply, Inc.*	630	9,179
A123 Systems, Inc.*	1,010	9,060
Quanex Building Products Corp.	524	9,049
Polypore International, Inc.*	300	9,048
Cubic Corp.	220	8,976
Allegiant Travel Co. — Class A	210	8,887
Steelcase, Inc. — Class A	1,066	8,880
Resources Connection, Inc.	645	8,875

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Industrials - 7.0% (continued)
EnPro Industries, Inc.*	283	$8,852
Ameron International Corp.	129	8,767
Raven Industries, Inc.	230	8,715
Unifirst Corp.	195	8,609
Blount International, Inc.*	672	8,555
Badger Meter, Inc.	210	8,501
Arkansas Best Corp.	350	8,480
EnerNOC, Inc.*	266	8,355
TrueBlue, Inc.*	610	8,326
Acacia Research — Acacia Technologies*	470	8,272
Interline Brands, Inc.*	457	8,244
Ceradyne, Inc.*	350	8,173
Navigant Consulting, Inc.*	698	8,118
Chart Industries, Inc.*	396	8,063
Administaff, Inc.	299	8,052
Tennant Co.	256	7,910
McGrath Rentcorp	330	7,903
Universal Forest Products, Inc.	270	7,897
Astec Industries, Inc.*	276	7,874
Mobile Mini, Inc.*	510	7,823
SYKES Enterprises, Inc.*	569	7,727
MasTec, Inc.*	737	7,606
Griffon Corp.*	619	7,546
Tutor Perini Corp.*	370	7,433
CIRCOR International, Inc.	234	7,394
Lindsay Corp.	170	7,364
NACCO Industries, Inc. — Class A	84	7,341
AZZ, Inc.	169	7,240
GT Solar International, Inc.*	864	7,232
Albany International Corp. — Class A	380	7,190
Layne Christensen Co.*	266	6,887
ATC Technology Corp.*	277	6,853
Huron Consulting Group, Inc.*	307	6,751
Rush Enterprises, Inc. — Class A*	440	6,750
Titan International, Inc.	490	6,649
Wabash National Corp.*	820	6,634
Ladish Company, Inc.*	209	6,506
Mueller Water Products, Inc. — Class A	2,144	6,475
Tredegar Corp.	340	6,453
Ennis, Inc.	360	6,440
Exponent, Inc.*	190	6,382
Bowne & Company, Inc.	559	6,333
John Bean Technologies Corp.	387	6,235
EnergySolutions, Inc.	1,228	6,177
Aircastle, Ltd.	715	6,063
Kforce, Inc.*	430	5,900
G&K Services, Inc. — Class A	257	5,875
ICF International, Inc.*	234	5,866
Genco Shipping & Trading Ltd.*	367	5,850
Comfort Systems USA, Inc.	530	5,687
Viad Corp.	287	5,551
Altra Holdings, Inc.*	369	5,435
TAL International Group, Inc.	224	5,425
Consolidated Graphics, Inc.*	130	5,388
Dycom Industries, Inc.*	537	5,365
Encore Wire Corp.	256	5,251

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Industrials - 7.0% (continued)
Aerovironment, Inc.*	235	$5,229
RSC Holdings, Inc.*	680	5,073
Force Protection, Inc.*	980	4,939
Colfax Corp.*	326	4,848
Marten Transport Ltd.	209	4,845
Dolan Co.*	425	4,832
Sun Hydraulics Corp.	170	4,792
Great Lakes Dredge & Dock Corp.	813	4,724
Federal Signal Corp.	870	4,689
Heidrick & Struggles International, Inc.	239	4,656
Applied Signal Technology, Inc.	186	4,628
Gorman-Rupp Co.	167	4,603
Air Transport Services Group, Inc.*	750	4,567
Orion Marine Group, Inc.*	368	4,567
MYR Group, Inc.*	277	4,540
Eagle Bulk Shipping, Inc.*	860	4,489
Columbus McKinnon Corp.*	270	4,479
Team, Inc.*	260	4,475
ACCO Brands Corp.*	760	4,370
Kelly Services, Inc. — Class A*	370	4,340
SFN Group, Inc.*	720	4,327
Hawaiian Holdings, Inc.*	720	4,313
Trex Company, Inc.*	215	4,100
Cascade Corp.	128	4,070
Greenbrier Companies, Inc.*	260	4,053
Standex International Corp.	167	4,040
LB Foster Co. — Class A*	139	4,023
FreightCar America, Inc.	163	4,010
US Ecology, Inc.	250	4,000
AAON, Inc.	170	3,998
3D Systems Corp.*	254	3,990
Republic Airways Holdings, Inc.*	480	3,974
American Reprographics Co.*	506	3,972
GenCorp, Inc.*	805	3,961
Vicor Corp.	270	3,945
Celadon Group, Inc.*	280	3,867
Cenveo, Inc.*	767	3,858
Gibraltar Industries, Inc.*	423	3,799
Satcon Technology Corp.*	990	3,722
Powell Industries, Inc.*	118	3,672
Generac Holdings, Inc.*	269	3,669
Standard Parking Corp.*	213	3,642
M&F Worldwide Corp.*	149	3,628
Michael Baker Corp.*	110	3,626
American Commercial Lines, Inc.*	130	3,624
CBIZ, Inc.*	606	3,594
Apogee Enterprises, Inc.	390	3,568
Commercial Vehicle Group, Inc.*	340	3,461
Textainer Group Holdings Ltd.	127	3,396
PMFG, Inc.*	199	3,393
School Specialty, Inc.*	260	3,383
Sauer-Danfoss, Inc.*	158	3,364
Taser International, Inc.*	864	3,352
Ducommun, Inc.	150	3,267
Saia, Inc.*	217	3,240
Herley Industries, Inc.*	195	3,217
Energy Conversion Devices, Inc.*	640	3,213
Kadant, Inc.*	168	3,177

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Industrials - 7.0% (continued)
Ener1, Inc.*	852	$3,135
Trimas Corp.*	210	3,118
H&E Equipment Services, Inc.*	390	3,108
Ampco-Pittsburgh Corp.	125	3,103
Excel Maritime Carriers Ltd. — Class A*	550	3,091
RailAmerica, Inc.*	320	3,082
Hawk Corp. — Class A*	70	3,029
Tecumseh Products Co. — Class A*	259	2,971
Titan Machinery, Inc.*	180	2,934
Advanced Battery Technologies, Inc.*	816	2,929
Pacer International, Inc.*	484	2,923
Schawk, Inc. — Class A	150	2,769
CRA International, Inc.*	150	2,707
Microvision, Inc.*	1,230	2,694
Dynamic Materials Corp.	178	2,690
Sterling Construction Company, Inc.*	216	2,674
On Assignment, Inc.*	507	2,662
Capstone Turbine Corp.*	3,347	2,584
Kimball International, Inc. — Class B	440	2,565
Baltic Trading Ltd.	230	2,532
Houston Wire & Cable Co.	250	2,508
APAC Customer Services, Inc.*	440	2,490
Furmanite Corp.*	506	2,469
Broadwind Energy, Inc.*	1,289	2,410
Aceto Corp.	350	2,377
NCI Building Systems, Inc.*	249	2,373
Kratos Defense & Security Solutions, Inc.*	220	2,343
Mistras Group, Inc.*	200	2,316
PowerSecure International, Inc.*	250	2,315
American Woodmark Corp.	130	2,305
Astronics Corp.*	130	2,268
Northwest Pipe Co.*	129	2,258
CDI Corp.	170	2,196
VSE Corp.	62	2,187
DXP Enterprises, Inc.*	115	2,183
Innerworkings, Inc.*	330	2,168
Graham Corp.	139	2,157
Insteel Industries, Inc.	240	2,155
International Shipholding Corp.	76	2,146
Multi-Color Corp.	139	2,141
CAI International, Inc.*	139	2,109
Dynamex, Inc.*	136	2,074
LaBarge, Inc.*	166	2,073
Met-Pro Corp.	205	2,068
Energy Recovery, Inc.*	570	2,046
American Railcar Industries, Inc.*	130	2,038
Alamo Group, Inc.	90	2,010
Metalico, Inc.*	521	1,995
Courier Corp.	140	1,991
Ultrapetrol Bahamas Ltd.*	310	1,990
Miller Industries, Inc.	140	1,894
Douglas Dynamics, Inc.	150	1,853
LMI Aerospace, Inc.*	116	1,847

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Industrials - 7.0% (continued)
Primoris Services Corp.	280	$1,831
GP Strategies Corp.*	200	1,818
Horizon Lines, Inc. — Class A	420	1,764
Lydall, Inc.*	237	1,744
Flow International Corp.*	648	1,704
Thermadyne Holdings Corp.*	120	1,696
Pike Electric Corp.*	230	1,674
Twin Disc, Inc.	120	1,674
LSI Industries, Inc.	260	1,669
USA Truck, Inc.*	110	1,648
Roadrunner Transportation Systems, Inc.*	149	1,615
Hill International, Inc.*	360	1,613
Barrett Business Services, Inc.	106	1,610
Fuel Tech, Inc.*	255	1,599
Volt Information Sciences, Inc.*	215	1,548
Hudson Highland Group, Inc.*	449	1,545
Casella Waste Systems, Inc. — Class A*	350	1,470
Park-Ohio Holdings Corp.*	110	1,463
Franklin Covey Co.*	180	1,431
Builders FirstSource, Inc.*	627	1,430
Patriot Transportation Holding, Inc.*	20	1,403
Pinnacle Airlines Corp.*	257	1,396
FuelCell Energy, Inc.*	1,083	1,332
Xerium Technologies, Inc.*	100	1,318
UQM Technologies, Inc.*	500	1,280
Universal Truckload Services, Inc.*	80	1,253
Applied Energetics, Inc.*	1,077	1,206
Preformed Line Products Co.	30	1,046
Argan, Inc.*	107	1,000
Global Defense Technology & Systems, Inc.*	70	959
Lawson Products, Inc.	58	886
Quality Distribution, Inc.*	123	784
PAM Transportation Services, Inc.*	60	755
Standard Register Co.	247	721
Coleman Cable, Inc.*	109	653
Hoku Corp.*	237	647
PGT, Inc.*	270	616
BlueLinx Holdings, Inc.*	150	598
Omega Flex, Inc.	37	528
United Capital Corp.*	20	487
LECG Corp.*	360	396
Compx International, Inc.	15	198

Total Industrials		2,155,499

Consumer Discretionary - 6.5%
Sotheby’s	930	34,243
Warnaco Group, Inc.*	617	31,547
Polaris Industries, Inc.	430	27,993
Deckers Outdoor Corp.*	537	26,829
Tenneco, Inc.*	830	24,045
Dana Holding Corp.*	1,950	24,024
Jones Apparel Group, Inc.	1,207	23,705
Valassis Communications, Inc.*	687	23,282

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Discretionary - 6.5% (continued)
Life Time Fitness, Inc.*	583	$23,011
Cheesecake Factory, Inc.*	840	22,235
Under Armour, Inc. — Class A*	489	22,025
Carter’s, Inc.*	826	21,749
Rent-A-Center, Inc. — Class A	920	20,590
ArvinMeritor, Inc.*	1,310	20,357
Wolverine World Wide, Inc.	690	20,017
Dress Barn, Inc.*	827	19,641
Live Nation Entertainment, Inc.*	1,960	19,365
Childrens Place Retail Stores, Inc.*	389	18,972
Coinstar, Inc.*	440	18,916
Brunswick Corp.	1,230	18,721
Vail Resorts, Inc.*	496	18,610
Capella Education Co.*	231	17,930
Iconix Brand Group, Inc.*	1,000	17,500
Men’s Wearhouse, Inc.	727	17,295
Jo-Ann Stores, Inc.*	377	16,795
Gymboree Corp.*	404	16,782
Cooper Tire & Rubber Co.	849	16,666
Cracker Barrel Old Country Store, Inc.	327	16,599
AnnTaylor Stores Corp.*	820	16,597
Jack in the Box, Inc.*	770	16,509
Saks, Inc.*	1,878	16,151
HSN, Inc.*	540	16,146
Jos A. Bank Clothiers, Inc.*	378	16,107
Eastman Kodak Co.*	3,740	15,708
CROCS, Inc.*	1,193	15,521
OfficeMax, Inc.*	1,180	15,446
Regis Corp.	800	15,304
Dillard’s, Inc. — Class A	640	15,130
Matthews International Corp. — Class A	420	14,851
PF Chang’s China Bistro, Inc.	320	14,784
Sally Beauty Holdings, Inc.*	1,310	14,672
Gaylord Entertainment Co.*	480	14,640
Collective Brands, Inc.*	897	14,478
Steven Madden Ltd.*	345	14,166
Orient-Express Hotels Ltd. — Class A*	1,260	14,049
Pool Corp.	691	13,868
Talbots, Inc.*	983	12,877
Monro Muffler Brake, Inc.	277	12,772
Cinemark Holdings, Inc.	792	12,751
Ulta Salon Cosmetics & Fragrance, Inc.*	436	12,731
99 Cents Only Stores*	640	12,083
Buffalo Wild Wings, Inc.*	250	11,973
Pier 1 Imports, Inc.*	1,450	11,875
Bob Evans Farms, Inc.	420	11,789
Scholastic Corp.	420	11,684
Timberland Co. — Class A*	574	11,371
Skechers U.S.A., Inc. — Class A*	480	11,275
Texas Roadhouse, Inc. — Class A*	796	11,192
DineEquity, Inc.*	247	11,110
Helen of Troy Ltd.*	435	11,001
Ryland Group, Inc.	607	10,877
National CineMedia, Inc.	602	10,776

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Discretionary - 6.5% (continued)
Ruby Tuesday, Inc.*	900	$10,683
CEC Entertainment, Inc.*	310	10,642
Cabela’s, Inc.*	557	10,572
Cato Corp. — Class A	395	10,570
Arbitron, Inc.	370	10,349
American Greetings Corp. — Class A	550	10,225
K12, Inc.*	350	10,160
Group 1 Automotive, Inc.*	340	10,159
Hibbett Sports, Inc.*	405	10,105
Genesco, Inc.*	335	10,010
Finish Line, Inc. — Class A	707	9,834
Shutterfly, Inc.*	367	9,538
Buckle, Inc.	356	9,448
Grand Canyon Education, Inc.*	428	9,386
Pinnacle Entertainment, Inc.*	837	9,333
Maidenform Brands, Inc.*	320	9,232
Columbia Sportswear Co.	156	9,117
BJ’s Restaurants, Inc.*	314	8,842
Meritage Homes Corp.*	447	8,770
Scientific Games Corp. — Class A*	900	8,730
American Public Education, Inc.*	265	8,708
Barnes & Noble, Inc.	534	8,656
Corinthian Colleges, Inc.*	1,229	8,628
Dex One Corp.*	697	8,559
NutriSystem, Inc.	439	8,446
Modine Manufacturing Co.*	640	8,301
Blue Nile, Inc.*	185	8,231
Penske Automotive Group, Inc.*	614	8,105
Fuel Systems Solutions, Inc.*	205	8,018
Liz Claiborne, Inc.*	1,310	7,965
Steiner Leisure Ltd.*	208	7,925
Belo Corp. — Class A*	1,269	7,868
PEP Boys-Manny Moe & Jack	726	7,681
Papa John’s International, Inc.*	289	7,624
Lumber Liquidators Holdings, Inc.*	310	7,617
True Religion Apparel, Inc.*	350	7,469
American Axle & Manufacturing Holdings, Inc.*	828	7,469
National Presto Industries, Inc.	70	7,453
Interval Leisure Group, Inc.*	550	7,408
Quiksilver, Inc.*	1,800	7,038
Lions Gate Entertainment Corp.*	950	6,982
Stage Stores, Inc.	534	6,942
Jakks Pacific, Inc.*	390	6,880
Sonic Corp.*	850	6,868
Brown Shoe Company, Inc.	598	6,859
Domino’s Pizza, Inc.*	510	6,742
G-III Apparel Group Ltd.*	210	6,590
Fred’s, Inc. — Class A	550	6,490
Ameristar Casinos, Inc.	370	6,456
Pre-Paid Legal Services, Inc.*	102	6,374
Shuffle Master, Inc.*	750	6,308
Harte-Hanks, Inc.	540	6,302
Callaway Golf Co.	900	6,300
RC2 Corp.*	300	6,285
Stewart Enterprises, Inc. — Class A	1,130	6,091

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Discretionary - 6.5% (continued)
La-Z-Boy, Inc. — Class Z*	720	$6,077
Zumiez, Inc.*	287	6,073
Vitamin Shoppe, Inc.*	220	6,039
Ethan Allen Interiors, Inc.	340	5,936
Standard Pacific Corporation*	1,490	5,915
Churchill Downs, Inc.	160	5,715
Knology, Inc.*	423	5,681
Charming Shoppes, Inc.*	1,610	5,667
DSW, Inc. — Class A*	197	5,654
Universal Technical Institute, Inc.	288	5,630
Asbury Automotive Group, Inc.*	400	5,628
PetMed Express, Inc.	320	5,600
Superior Industries International, Inc.	320	5,530
Drew Industries, Inc.*	260	5,424
Boyd Gaming Corp.*	747	5,416
Peet’s Coffee & Tea, Inc.*	158	5,408
Sonic Automotive, Inc. — Class A*	550	5,406
Ascent Media Corp. — Class A*	200	5,342
iRobot Corp.*	287	5,330
Biglari Holdings, Inc.*	16	5,258
Volcom, Inc.*	270	5,162
Rue21, Inc.*	200	5,162
Select Comfort Corp.*	760	5,153
Citi Trends, Inc.*	209	5,060
Exide Technologies*	1,046	5,010
Dorman Products, Inc.*	160	4,931
Pacific Sunwear of California, Inc.*	916	4,791
Wet Seal, Inc. — Class A*	1,408	4,773
Core-Mark Holding Company, Inc.*	154	4,768
World Wrestling Entertainment, Inc. — Class A	334	4,646
California Pizza Kitchen, Inc.*	270	4,606
K-Swiss, Inc. — Class A*	360	4,590
Oxford Industries, Inc.	190	4,518
AFC Enterprises, Inc.*	356	4,414
Coldwater Creek, Inc.*	837	4,411
hhgregg, Inc.*	178	4,407
Sinclair Broadcast Group, Inc. — Class A*	622	4,366
Beazer Homes USA, Inc.*	1,040	4,295
Denny’s Corp.*	1,379	4,289
Red Robin Gourmet Burgers, Inc.*	216	4,236
Winnebago Industries, Inc.*	400	4,168
Bridgepoint Education, Inc.*	267	4,128
Big 5 Sporting Goods Corp.	300	4,026
Christopher & Banks Corp.	500	3,955
Universal Electronics, Inc.*	188	3,920
CKX, Inc.*	767	3,758
HOT Topic, Inc.	620	3,714
Krispy Kreme Doughnuts, Inc.*	810	3,710
Sturm Ruger & Company, Inc.	270	3,683
Mediacom Communications Corp. — Class A*	553	3,655
EW Scripps Co. — Class A*	440	3,467
Retail Ventures, Inc.*	320	3,443
America’s Car-Mart, Inc.*	135	3,399

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Discretionary - 6.5% (continued)
Lincoln Educational Services Corp.*	235	$3,386
Marcus Corp.	285	3,377
Stein Mart, Inc.*	380	3,355
Express, Inc.*	220	3,346
Bebe Stores, Inc.	462	3,331
Blyth, Inc.	80	3,299
Rentrak Corp.*	130	3,285
McClatchy Co. — Class A*	827	3,250
Furniture Brands International, Inc.*	599	3,223
Cavco Industries, Inc.*	89	3,196
Kirkland’s, Inc.*	227	3,146
Overstock.com, Inc.*	200	3,144
Amerigon, Inc.*	300	3,090
Ambassadors Group, Inc.	270	3,062
Perry Ellis International, Inc.*	140	3,059
Smith & Wesson Holding Corp.*	830	2,955
Libbey, Inc.*	220	2,897
Lithia Motors, Inc. — Class A	300	2,877
Standard Motor Products, Inc.	270	2,843
Hovnanian Enterprises, Inc. — Class A*	720	2,830
Warner Music Group Corp.*	620	2,790
Media General, Inc. — Class A*	310	2,778
Haverty Furniture Companies, Inc.	249	2,717
Speedway Motorsports, Inc.	170	2,666
M/I Homes, Inc.*	255	2,644
Shoe Carnival, Inc.*	130	2,629
Journal Communications, Inc. — Class A*	579	2,611
Entercom Communications Corp. — Class A*	330	2,594
Leapfrog Enterprises, Inc. — Class A*	470	2,576
Unifi, Inc.*	570	2,571
Drugstore.com, Inc.*	1,287	2,471
Landry’s Restaurants, Inc.*	100	2,449
Global Sources Ltd.*	319	2,408
Weyco Group, Inc.	99	2,398
Movado Group, Inc.*	217	2,361
Casual Male Retail Group, Inc.*	577	2,354
Morgans Hotel Group Co.*	300	2,196
Stoneridge, Inc.*	208	2,186
MarineMax, Inc.*	310	2,182
Destination Maternity Corp.*	66	2,173
Spartan Motors, Inc.	456	2,116
West Marine, Inc.*	200	2,032
Skyline Corp.	97	1,965
Tuesday Morning Corp.*	410	1,956
Lifetime Brands, Inc.*	129	1,948
Cherokee, Inc.	106	1,933
Mac-Gray Corp.	157	1,904
Systemax, Inc.	155	1,903
SuperMedia, Inc.*	179	1,892
Kenneth Cole Productions, Inc. — Class A*	110	1,834
Jamba, Inc.*	827	1,811
CPI Corp.	69	1,786

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Discretionary - 6.5% (continued)
O’Charleys, Inc.*	247	$1,776
LIN TV Corp. — Class A*	398	1,767
AH Belo Corp. — Class A*	249	1,760
Martha Stewart Living Omnimedia — Class A*	369	1,749
Hooker Furniture Corp.	150	1,745
Ballantyne Strong, Inc.*	200	1,730
CSS Industries, Inc.	100	1,729
Arctic Cat, Inc.*	167	1,712
Orbitz Worldwide, Inc.*	270	1,701
Ruth’s Hospitality Group, Inc.*	418	1,676
Lee Enterprises, Inc.*	620	1,662
Audiovox Corp. — Class A*	240	1,642
Sealy Corp.*	670	1,635
Bon-Ton Stores, Inc.	160	1,627
McCormick & Schmick’s Seafood Restaurants, Inc.*	209	1,626
Fisher Communications, Inc.*	90	1,569
Playboy Enterprises, Inc. — Class B*	300	1,542
Isle of Capri Casinos, Inc.*	214	1,532
Midas, Inc.*	200	1,522
Build-A-Bear Workshop, Inc. — Class A*	244	1,476
Gaiam, Inc. — Class A	220	1,472
Kid Brands, Inc.*	170	1,462
US Auto Parts Network, Inc.*	178	1,460
REX American Resources Corp.*	100	1,449
Multimedia Games, Inc.*	383	1,417
Steinway Musical Instruments, Inc.*	80	1,378
Entravision Communications Corp. — Class A*	677	1,347
Gray Television, Inc.*	670	1,347
Monarch Casino & Resort, Inc.*	120	1,345
Joe’s Jeans, Inc.*	590	1,245
Red Lion Hotels Corp.*	166	1,235
RG Barry Corp.	120	1,235
Carmike Cinemas, Inc.*	140	1,221
Vitacost.com, Inc.*	200	1,202
Delta Apparel, Inc.*	80	1,200
Culp, Inc.*	120	1,176
Summer Infant, Inc.*	150	1,173
Caribou Coffee Company, Inc.*	104	1,082
Brookfield Homes Corp.*	130	1,065
Winmark Corp.	30	1,003
LodgeNet Interactive Corp.*	349	977
Lacrosse Footwear, Inc.	70	967
ReachLocal, Inc.*	70	965
Learning Tree International, Inc.	90	911
Carrols Restaurant Group, Inc.*	170	901
New York & Company, Inc.*	348	894
Outdoor Channel Holdings, Inc.*	160	885
PRIMEDIA, Inc.	230	874
Marine Products Corp.*	139	853
Einstein Noah Restaurant Group, Inc.*	80	848
Cumulus Media, Inc. — Class A*	300	843
Borders Group, Inc.*	688	819

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Discretionary - 6.5% (continued)
Nexstar Broadcasting Group, Inc. — Class A*	150	$772
Johnson Outdoors, Inc. — Class A*	60	769
National American University Holdings, Inc.	110	739
Cambium Learning Group, Inc.*	230	736
1-800-Flowers.com, Inc. — Class A*	360	680
Conn’s, Inc.*	146	679
Shiloh Industries, Inc.*	70	678
Westwood One, Inc.*	70	594
Books-A-Million, Inc. — Class A	97	582
American Apparel, Inc.*	459	565
Bluegreen Corp.*	200	558
Princeton Review, Inc.*	259	528
Crown Media Holdings, Inc. — Class A*	167	399
Empire Resorts, Inc.*	350	388
Radio One, Inc. — Class D*	440	387
Beasley Broadcasting Group, Inc. — Class A*	60	317
Value Line, Inc.	20	277

Total Consumer Discretionary		1,985,256

Health Care - 6.0%
Salix Pharmaceuticals Ltd.*	790	31,379
AMERIGROUP Corp.*	720	30,578
STERIS Corp.	825	27,407
Psychiatric Solutions, Inc.*	798	26,773
Owens & Minor, Inc.	880	25,045
Healthsouth Corp.*	1,300	24,960
Medicis Pharmaceutical Corp. — Class A	837	24,817
Onyx Pharmaceuticals, Inc.*	866	22,845
HMS Holdings Corp.*	378	22,279
Magellan Health Services, Inc.*	460	21,730
Dionex Corp.*	250	21,610
Savient Pharmaceuticals, Inc.*	937	21,429
Healthspring, Inc.*	801	20,698
American Medical Systems Holdings, Inc.*	1,051	20,579
Haemonetics Corp.*	350	20,486
Masimo Corp.	718	19,609
Incyte Corporation Ltd.*	1,217	19,460
Nektar Therapeutics*	1,310	19,349
Alkermes, Inc.*	1,314	19,250
Immucor, Inc.*	967	19,176
Cubist Pharmaceuticals, Inc.*	815	19,063
NuVasive, Inc.*	540	18,976
Catalyst Health Solutions, Inc.*	533	18,767
Parexel International Corp.*	809	18,712
Chemed Corp.	320	18,230
Volcano Corp.*	694	18,030
Seattle Genetics, Inc.*	1,160	18,015
Acorda Therapeutics, Inc.*	537	17,732
Theravance, Inc.*	870	17,487
Quality Systems, Inc.	260	17,241
Impax Laboratories, Inc.*	867	17,167
PSS World Medical, Inc.*	800	17,104

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Health Care - 6.0% (continued)
WellCare Health Plans, Inc.*	590	$17,086
Sirona Dental Systems, Inc.*	466	16,795
Viropharma, Inc.*	1,080	16,103
Centene Corp.*	681	16,065
Align Technology, Inc.*	816	15,977
West Pharmaceutical Services, Inc.	460	15,783
Cepheid, Inc.*	825	15,436
athenahealth, Inc.*	460	15,189
Auxilium Pharmaceuticals, Inc.*	577	14,298
Bruker Corp.*	1,008	14,142
Par Pharmaceutical Companies, Inc.*	484	14,075
MedAssets, Inc.*	604	12,708
Meridian Bioscience, Inc.	567	12,406
Pharmasset, Inc.*	406	11,977
Integra LifeSciences Holdings Corp.*	294	11,601
Isis Pharmaceuticals, Inc.*	1,310	11,004
Neogen Corp.*	315	10,663
Invacare Corp.	400	10,604
DexCom, Inc.*	798	10,550
Medicines Co.*	740	10,508
Martek Biosciences Corp.*	460	10,410
Cyberonics, Inc.*	390	10,405
Arthrocare Corp.*	380	10,328
MWI Veterinary Supply, Inc.*	170	9,812
Zoll Medical Corp.*	299	9,649
Amedisys, Inc.*	405	9,639
CONMED Corporation*	407	9,121
HeartWare International, Inc.*	132	9,076
PDL BioPharma, Inc.	1,667	8,768
InterMune, Inc.*	627	8,540
Gentiva Health Services, Inc.*	390	8,521
Momenta Pharmaceuticals, Inc.*	558	8,398
Luminex Corp.*	520	8,320
Landauer, Inc.	129	8,079
Analogic Corp.	176	7,899
Wright Medical Group, Inc.*	545	7,853
Enzon Pharmaceuticals, Inc.*	690	7,763
Orthofix International N.V.*	247	7,761
Celera Corp.*	1,137	7,663
Halozyme Therapeutics, Inc.*	993	7,656
Questcor Pharmaceuticals, Inc.*	770	7,638
Geron Corp.*	1,370	7,576
Micromet, Inc.*	1,124	7,553
Vivus, Inc.*	1,120	7,493
Insulet Corp.*	529	7,480
Amsurg Corp. — Class A*	427	7,464
Greatbatch, Inc.*	320	7,421
Targacept, Inc.*	327	7,305
Zymogenetics, Inc.*	743	7,244
Kindred Healthcare, Inc.*	550	7,161
Abaxis, Inc.*	307	7,092
RehabCare Group, Inc.*	349	7,057
Bio-Reference Labs, Inc.*	326	6,800
SonoSite, Inc.*	200	6,702
NxStage Medical, Inc.*	350	6,685
Universal American Corp.	450	6,638

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Health Care - 6.0% (continued)
Air Methods Corp.*	157	$6,528
IPC The Hospitalist Company, Inc.*	230	6,284
Alnylam Pharmaceuticals, Inc.*	505	6,201
Computer Programs & Systems, Inc.	145	6,173
Merit Medical Systems, Inc.*	387	6,149
Medivation, Inc.*	471	6,123
Sequenom, Inc.*	872	6,113
Rigel Pharmaceuticals, Inc.*	720	6,055
ICU Medical, Inc.*	160	5,966
Exelixis, Inc.*	1,510	5,919
Conceptus, Inc.*	430	5,913
Immunogen, Inc.*	940	5,894
Ariad Pharmaceuticals, Inc.*	1,542	5,890
Omnicell, Inc.*	450	5,886
MannKind Corp.*	862	5,827
Natus Medical, Inc.*	398	5,799
NPS Pharmaceuticals, Inc.*	820	5,609
Healthways, Inc.*	470	5,471
Select Medical Holdings Corp.*	697	5,367
Accelrys, Inc.*	768	5,345
Hanger Orthopedic Group, Inc.*	360	5,234
Angiodynamics, Inc.*	340	5,182
Allos Therapeutics, Inc.*	1,090	5,145
Sun Healthcare Group, Inc.*	607	5,141
eResearchTechnology, Inc.*	682	5,101
LHC Group, Inc.*	217	5,032
Medidata Solutions, Inc.*	259	4,973
Syneron Medical Ltd.*	500	4,960
AMAG Pharmaceuticals, Inc.*	286	4,922
Inspire Pharmaceuticals, Inc.*	827	4,921
Molina Healthcare, Inc.*	180	4,858
Symmetry Medical, Inc.*	497	4,791
Emeritus Corp.*	280	4,777
Triple-S Management Corp. — Class B*	280	4,718
Res-Care, Inc.*	348	4,618
Metabolix, Inc.*	367	4,617
ABIOMED, Inc.*	430	4,562
Affymetrix, Inc.*	987	4,501
Emergent Biosolutions, Inc.*	260	4,488
National Healthcare Corp.	120	4,448
Accuray, Inc.*	715	4,447
Lexicon Pharmaceuticals, Inc.*	2,747	4,395
Assisted Living Concepts, Inc. — Class A*	144	4,383
Ardea Biosciences, Inc.*	189	4,347
Pharmacyclics, Inc.*	530	4,272
Optimer Pharmaceuticals, Inc.*	460	4,218
Neurocrine Biosciences, Inc.*	682	4,133
PharMerica Corp.*	430	4,098
Unilife Corp.*	670	4,040
Corvel Corp.*	93	3,948
Delcath Systems, Inc.*	525	3,790
SIGA Technologies, Inc.*	434	3,672
Ensign Group, Inc.	200	3,590
Exact Sciences Corp.*	490	3,548
MAKO Surgical Corp.*	360	3,449

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Health Care - 6.0% (continued)
Genoptix, Inc.*	242	$3,436
Keryx Biopharmaceuticals, Inc.*	710	3,415
Quidel Corp.*	300	3,297
Depomed, Inc.*	730	3,270
Dyax Corp.*	1,363	3,230
Almost Family, Inc.*	109	3,230
AVANIR Pharmaceuticals, Inc. — Class A*	1,000	3,190
Kensey Nash Corp.*	110	3,178
Atrion Corp.	20	3,150
Akorn, Inc.*	770	3,111
Endologix, Inc.*	676	3,083
Durect Corp.*	1,210	3,073
Cross Country Healthcare, Inc.*	427	3,070
Pain Therapeutics, Inc.*	487	3,010
Nabi Biopharmaceuticals*	620	2,976
Arqule, Inc.*	577	2,972
BMP Sunstone Corp.*	390	2,964
Providence Service Corp.*	180	2,950
Health Grades, Inc.*	360	2,948
Chindex International, Inc.*	195	2,946
Immunomedics, Inc.*	910	2,930
Cadence Pharmaceuticals, Inc.*	350	2,923
SurModics, Inc.*	245	2,920
Medcath Corp.*	287	2,890
Spectrum Pharmaceuticals, Inc.*	687	2,865
Cantel Medical Corp.	176	2,851
MAP Pharmaceuticals, Inc.*	186	2,846
AVI BioPharma, Inc.*	1,537	2,828
BioScrip, Inc.*	540	2,786
Cytori Therapeutics, Inc.*	568	2,778
Hi-Tech Pharmacal Company, Inc.*	137	2,773
Opko Health, Inc.*	1,230	2,755
Ironwood Pharmaceuticals, Inc. — Class A*	270	2,749
Palomar Medical Technologies, Inc.*	262	2,706
XenoPort, Inc.*	380	2,702
Sunrise Senior Living, Inc.*	778	2,669
Team Health Holdings, Inc.*	206	2,659
AGA Medical Holdings, Inc.*	190	2,652
Vital Images, Inc.*	200	2,646
Vascular Solutions, Inc.*	229	2,629
Staar Surgical Co.*	484	2,618
American Dental Partners, Inc.*	216	2,605
Clarient, Inc.*	768	2,596
Vanda Pharmaceuticals, Inc.*	388	2,592
Pozen, Inc.*	366	2,591
Ligand Pharmaceuticals, Inc. — Class B*	1,637	2,586
OraSure Technologies, Inc.*	637	2,580
Novavax, Inc.*	1,170	2,562
ZIOPHARM Oncology, Inc.*	677	2,539
Genomic Health, Inc.*	190	2,538
Clinical Data, Inc.*	149	2,514
Orexigen Therapeutics, Inc.*	422	2,502
Obagi Medical Products, Inc.*	237	2,489
Spectranetics Corp.*	457	2,477

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Health Care - 6.0% (continued)
Caliper Life Sciences, Inc.*	620	$2,474
Maxygen, Inc.*	427	2,472
Eurand N.V.*	250	2,460
CryoLife, Inc.*	400	2,428
BioMimetic Therapeutics, Inc.*	210	2,394
Synovis Life Technologies, Inc.*	160	2,392
Array Biopharma, Inc.*	740	2,390
TomoTherapy, Inc.*	674	2,372
AMN Healthcare Services, Inc.*	460	2,364
US Physical Therapy, Inc.*	140	2,341
Rural*	270	2,298
Young Innovations, Inc.	80	2,289
Arena Pharmaceuticals, Inc.*	1,443	2,266
Jazz Pharmaceuticals, Inc.*	210	2,253
Chelsea Therapeutics International, Ltd.*	440	2,253
Five Star Quality Care, Inc.*	440	2,222
IRIS International, Inc.*	230	2,208
Santarus, Inc.*	727	2,188
Sangamo Biosciences, Inc.*	630	2,161
MELA Sciences, Inc.*	331	2,158
Metropolitan Health Networks, Inc.*	559	2,124
Albany Molecular Research, Inc.*	329	2,099
Orthovita, Inc.*	924	2,097
Merge Healthcare, Inc.*	717	2,079
Cerus Corp.*	540	2,074
Cypress Bioscience, Inc.*	530	2,041
Capital Senior Living Corp.*	377	2,009
RTI Biologics, Inc.*	757	1,991
Transcend Services, Inc.*	130	1,983
BioCryst Pharmaceuticals, Inc.*	400	1,976
Progenics Pharmaceuticals, Inc.*	390	1,969
Kendle International, Inc.*	210	1,957
Omeros Corp.*	260	1,895
Exactech, Inc.*	114	1,860
Dynavax Technologies Corp.*	1,000	1,830
Medical Action Industries, Inc.*	198	1,792
America Service Group, Inc.	120	1,786
Celldex Therapeutics, Inc.*	440	1,760
Enzo Biochem, Inc.*	460	1,748
Alliance HealthCare Services, Inc.*	381	1,745
Vical, Inc.*	780	1,739
Accretive Health, Inc.*	160	1,733
Cambrex Corp.*	406	1,726
Cytokinetics, Inc.*	653	1,724
Alexza Pharmaceuticals, Inc.*	540	1,712
Affymax, Inc.*	287	1,708
Continucare Corp.*	400	1,680
Solta Medical, Inc.*	830	1,660
Stereotaxis, Inc.*	400	1,656
Rochester Medical Corp.*	150	1,637
SuperGen, Inc.*	780	1,630
Osiris Therapeutics, Inc.*	223	1,623
Biospecifics Technologies Corp.*	60	1,615
Allied Healthcare International, Inc.*	627	1,568
Cutera, Inc.*	190	1,539

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Health Care - 6.0% (continued)
Idenix Pharmaceuticals, Inc.*	496	$1,538
Biosante Pharmaceuticals, Inc.*	914	1,536
CardioNet, Inc.*	340	1,533
Neuralstem, Inc.*	607	1,530
Somaxon Pharmaceuticals, Inc.*	390	1,517
Alphatec Holdings, Inc.*	711	1,514
LCA-Vision, Inc.*	260	1,448
Curis, Inc.*	1,050	1,439
AVEO Pharmaceuticals, Inc.*	129	1,437
Biotime, Inc.*	300	1,425
Antares Pharma, Inc.*	980	1,421
Corcept Therapeutics, Inc.*	364	1,416
Cynosure, Inc. — Class A*	137	1,399
Inovio Pharmaceuticals, Inc.*	1,117	1,396
MedQuist, Inc.*	157	1,375
StemCells, Inc.*	1,657	1,375
Sciclone Pharmaceuticals, Inc.*	519	1,370
Furiex Pharmaceuticals, Inc.*	119	1,342
Synta Pharmaceuticals Corp.*	312	1,245
Inhibitex, Inc.*	680	1,224
Nanosphere, Inc.*	242	1,217
Biodel, Inc.*	226	1,198
Zalicus, Inc.*	910	1,183
CytRx Corp.*	1,517	1,138
Prospect Medical Holdings, Inc.*	130	1,105
Infinity Pharmaceuticals, Inc.*	200	1,102
Pure Bioscience*	477	1,102
Skilled Healthcare Group, Inc. — Class A*	278	1,093
NeurogesX, Inc.*	155	1,071
Peregrine Pharmaceuticals, Inc.*	730	1,058
DynaVox, Inc. — Class A*	130	1,056
PDI, Inc.*	120	1,049
Aoxing Pharmaceutical Company, Inc.*	340	1,040
Cumberland Pharmaceuticals, Inc.*	170	988
Nymox Pharmaceutical Corp.*	257	917
Alimera Sciences, Inc.*	90	861
Hansen Medical, Inc.*	592	847
Codexis, Inc.*	80	768
Cornerstone Therapeutics, Inc.*	106	748
Neostem, Inc.*	364	739
Caraco Pharmaceutical Laboratories Ltd.*	120	646
Lannett Company, Inc.*	140	641
Sucampo Pharmaceuticals, Inc. — Class A*	150	563
National Research Corp.	20	522
Transcept Pharmaceuticals, Inc.*	70	488
Anthera Pharmaceuticals, Inc.*	80	335
Acura Pharmaceuticals, Inc.*	129	321
AspenBio Pharma, Inc.*	500	255

Total Health Care		1,832,278

Energy - 2.5%
Brigham Exploration Co.*	1,620	30,375
Dril-Quip, Inc.*	466	28,943
Bill Barrett Corp.*	641	23,076

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Energy - 2.5% (continued)
Berry Petroleum Co. — Class A	706	$22,401
Complete Production Services, Inc.*	1,078	22,045
CARBO Ceramics, Inc.	270	21,870
World Fuel Services Corp.	830	21,588
McMoRan Exploration Co.*	1,159	19,946
Lufkin Industries, Inc.	419	18,394
Bristow Group, Inc.*	500	18,040
Nordic American Tanker Shipping	650	17,394
Rosetta Resources, Inc.*	730	17,148
Key Energy Services, Inc.*	1,748	16,624
Energy XXI Bermuda Ltd.*	700	16,177
Helix Energy Solutions Group, Inc.*	1,450	16,153
Swift Energy Co.*	524	14,714
Patriot Coal Corp.*	1,090	12,437
Overseas Shipholding Group, Inc.	359	12,321
Ship Finance International Ltd.	620	12,047
Tetra Technologies, Inc.*	1,050	10,710
Newpark Resources, Inc.*	1,237	10,391
Carrizo Oil & Gas, Inc.*	430	10,294
Northern Oil and Gas, Inc.*	606	10,266
Penn Virginia Corp.	627	10,057
Gulfmark Offshore, Inc. — Class A*	320	9,830
International Coal Group, Inc.*	1,823	9,698
ION Geophysical Corp.*	1,767	9,082
Stone Energy Corp.*	596	8,779
ATP Oil & Gas Corp.*	623	8,504
RPC, Inc.	398	8,422
USEC, Inc.*	1,590	8,252
Cloud Peak Energy, Inc.*	440	8,030
Contango Oil & Gas Co.*	160	8,026
Clean Energy Fuels Corp.*	558	7,929
Global Industries Ltd.*	1,405	7,685
Petroleum Development Corp.*	270	7,452
Cal Dive International, Inc.*	1,306	7,144
Parker Drilling Co.*	1,610	7,004
James River Coal Co.*	390	6,837
Golar LNG Ltd.	504	6,310
Hornbeck Offshore Services, Inc.*	320	6,237
TransAtlantic Petroleum Ltd.*	2,047	6,059
Resolute Energy Corp.*	530	5,862
Rex Energy Corp.*	452	5,786
American Oil & Gas, Inc.*	697	5,646
Kodiak Oil & Gas Corp.*	1,660	5,627
Venoco, Inc.*	270	5,300
Gulfport Energy Corp.*	376	5,204
BPZ Resources, Inc.*	1,353	5,182
W&T Offshore, Inc.	484	5,130
Tesco Corp.*	420	5,053
Willbros Group, Inc.*	550	5,044
Goodrich Petroleum Corp.*	340	4,954
Teekay Tankers Ltd. — Class A	380	4,944
T-3 Energy Services, Inc. — Class 3*	184	4,812
Energy Partners Ltd.*	400	4,804
Harvest Natural Resources, Inc.*	460	4,793
Pioneer Drilling Co.*	748	4,772
Petroquest Energy, Inc.*	769	4,683

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Energy - 2.5% (continued)
Knightsbridge Tankers Ltd.	236	$4,460
Crosstex Energy, Inc.*	557	4,400
Apco Oil and Gas International, Inc.	126	4,361
Hercules Offshore, Inc.*	1,594	4,224
Clayton Williams Energy, Inc.*	80	4,047
Vaalco Energy, Inc.*	700	4,018
Warren Resources, Inc.*	987	3,918
Western Refining, Inc.*	707	3,705
General Maritime Corp.	752	3,692
Gulf Island Fabrication, Inc.	201	3,658
CVR Energy, Inc.*	425	3,506
OYO Geospace Corp.*	57	3,299
Matrix Service Co.*	370	3,238
Rentech, Inc.*	2,997	2,955
PHI, Inc.*	180	2,912
Dawson Geophysical Co.*	106	2,825
Georesources, Inc.*	176	2,798
DHT Holdings, Inc.	677	2,796
Magnum Hunter Resources Corp.*	670	2,774
Vantage Drilling Co.*	1,728	2,765
Uranium Energy Corp.*	839	2,752
Basic Energy Services, Inc.*	320	2,726
Abraxas Petroleum Corp.*	940	2,670
Green Plains Renewable Energy, Inc.*	220	2,664
Endeavour International Corp.*	1,960	2,528
Houston American Energy Corp.	249	2,490
FX Energy, Inc.*	596	2,468
Natural Gas Services Group, Inc.*	166	2,452
Gastar Exploration Ltd.*	607	2,440
Panhandle Oil and Gas, Inc. — Class A	98	2,420
CAMAC Energy, Inc.*	660	2,105
GMX Resources, Inc.*	430	2,090
Allis-Chalmers Energy, Inc.*	500	2,085
Approach Resources, Inc.*	184	2,057
Scorpio Tankers, Inc.*	180	2,032
Delta Petroleum Corp.*	2,563	2,016
Cheniere Energy, Inc.*	800	2,016
Callon Petroleum Co.*	400	1,980
L&L Energy, Inc.*	230	1,845
Syntroleum Corp.*	958	1,792
Delek US Holdings, Inc.	195	1,396
Miller Petroleum, Inc.*	249	1,342
Seahawk Drilling, Inc.*	150	1,269
Evolution Petroleum Corp.*	209	1,256
Isramco, Inc.*	20	1,204
RAM Energy Resources, Inc.*	764	1,192
Union Drilling, Inc.*	208	932
Global Geophysical Services, Inc.*	100	729
Alon USA Energy, Inc.	110	594
Hallador Energy Co.	47	547
Golar LNG Energy, Ltd.*	72	107

Total Energy		768,834

Materials - 2.4%
WR Grace & Co.*	1,010	28,219
Solutia, Inc.*	1,687	27,026

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Materials - 2.4% (continued)
Rock-Tenn Co. — Class A	536	$26,698
Coeur d’Alene Mines Corp.*	1,220	24,302
Allied Nevada Gold Corp.*	907	24,036
Silgan Holdings, Inc.	747	23,680
Rockwood Holdings, Inc.*	721	22,690
Olin Corp.	1,100	22,176
Hecla Mining Co.*	3,369	21,292
Sensient Technologies Corp.	687	20,947
Thompson Creek Metals Company, Inc.*	1,940	20,913
Golden Star Resources Ltd.*	3,590	17,735
NewMarket Corp.	140	15,915
PolyOne Corp.*	1,284	15,524
Ferro Corp.*	1,197	15,429
Minerals Technologies, Inc.	260	15,319
Schweitzer-Mauduit International, Inc.	256	14,927
HB Fuller Co.	677	13,452
Louisiana-Pacific Corp.*	1,760	13,323
OM Group, Inc.*	430	12,952
RTI International Metals, Inc.*	420	12,860
Worthington Industries, Inc.	840	12,625
Clearwater Paper Corp.*	157	11,945
Balchem Corp.	386	11,912
Globe Specialty Metals, Inc.	847	11,892
Century Aluminum Co.*	888	11,695
Calgon Carbon Corp.*	785	11,382
Arch Chemicals, Inc.	310	10,878
Stillwater Mining Co.*	618	10,407
Innophos Holdings, Inc.	297	9,831
Texas Industries, Inc.	287	9,046
Kaiser Aluminum Corp.	208	8,900
A. Schulman, Inc.	441	8,886
AMCOL International Corp.	326	8,538
STR Holdings, Inc.*	389	8,379
Buckeye Technologies, Inc.	550	8,091
Westlake Chemical Corp.	269	8,051
Brush Engineered Materials, Inc.*	280	7,963
Koppers Holdings, Inc.	292	7,846
PH Glatfelter Co.	640	7,782
Georgia Gulf Corp.*	470	7,680
Jaguar Mining, Inc.*	1,170	7,605
Deltic Timber Corp.	150	6,720
Stepan Co.	110	6,502
KapStone Paper and Packaging Corp.*	530	6,434
Boise, Inc.*	974	6,321
US Gold Corp.*	1,239	6,158
Horsehead Holding Corp.*	597	5,892
Haynes International, Inc.	167	5,832
Wausau Paper Corp.*	679	5,629
Zep, Inc.	300	5,232
Quaker Chemical Corp.	160	5,210
Graphic Packaging Holding Co.*	1,554	5,190
Omnova Solutions, Inc.*	619	4,451
LSB Industries, Inc.*	237	4,401
Kraton Performance Polymers, Inc.*	157	4,263
Hawkins, Inc.	120	4,250

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Materials - 2.4% (continued)
Myers Industries, Inc.	486	$4,175
Zoltek Companies, Inc.*	386	3,752
Spartech Corp.*	427	3,506
General Moly, Inc.*	890	3,257
Capital Gold Corp.*	670	3,236
Olympic Steel, Inc.	135	3,104
AM Castle & Co.*	230	3,048
Neenah Paper, Inc.	200	3,040
Headwaters, Inc.*	840	3,024
Graham Packaging Company, Inc.*	235	2,778
TPC Group, Inc.*	110	2,620
Landec Corp.*	370	2,298
Senomyx, Inc.*	537	2,137
Universal Stainless & Alloy*	86	2,112
Metals USA Holdings Corp.*	159	2,064
American Vanguard Corp.	284	1,755
US Energy Corp.*	369	1,675
United States Lime & Minerals, Inc.*	37	1,430
AEP Industries, Inc.*	60	1,417
Noranda Aluminum Holding Corp.*	157	1,291
KMG Chemicals, Inc.	90	1,268
NL Industries, Inc.	86	781
Verso Paper Corp.*	200	576

Total Materials		747,578

Utilities - 1.5%
Piedmont Natural Gas Co., Inc.	1,000	29,000
Nicor, Inc.	627	28,729
WGL Holdings, Inc.	696	26,295
Cleco Corp.	837	24,792
IDACORP, Inc.	666	23,923
New Jersey Resources Corp.	570	22,355
Portland General Electric Co.	1,047	21,233
Southwest Gas Corp.	624	20,960
South Jersey Industries, Inc.	418	20,678
Northwest Natural Gas Co.	370	17,557
Black Hills Corp.	550	17,160
Unisource Energy Corp.	497	16,615
Avista Corp.	760	15,869
Allete, Inc.	435	15,847
El Paso Electric Co.*	607	14,434
NorthWestern Corp.	498	14,193
PNM Resources, Inc.	1,210	13,782
MGE Energy, Inc.	320	12,669
UIL Holdings Corp.	421	11,855
Empire District Electric Co.	554	11,163
Laclede Group, Inc.	310	10,670
Otter Tail Corp.	498	10,154
California Water Service Group	269	9,940
CH Energy Group, Inc.	220	9,715
American States Water Co.	255	9,124
Dynegy, Inc. — Class A*	1,427	6,950
Chesapeake Utilities Corp.	126	4,564
SJW Corp.	180	4,433
Central Vermont Public Service Corp.	165	3,328

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Utilities - 1.5% (continued)
Unitil Corp.	150	$3,293
Middlesex Water Co.	193	3,250
Connecticut Water Service, Inc.	119	2,850
York Water Co.	177	2,837
Consolidated Water Company Ltd.	200	1,896
Cadiz, Inc.*	167	1,713
Artesian Resources Corp. — Class A	82	1,564
American DG Energy, Inc.*	260	775

Total Utilities		466,165

Consumer Staples - 1.4%
Casey’s General Stores, Inc.	710	29,642
TreeHouse Foods, Inc.*	477	21,990
Ruddick Corp.	605	20,981
United Natural Foods, Inc.*	599	19,851
Nu Skin Enterprises, Inc. — Class A	687	19,786
Sanderson Farms, Inc.	319	13,809
Universal Corp.	340	13,631
Hain Celestial Group, Inc.*	566	13,573
Lancaster Colony Corp.	268	12,730
Diamond Foods, Inc.	300	12,297
Fresh Del Monte Produce, Inc.*	550	11,935
Vector Group Ltd.	632	11,818
Andersons, Inc.	260	9,854
Darling International, Inc.*	1,150	9,798
WD-40 Co.	230	8,745
J&J Snack Foods Corp.	200	8,386
Tootsie Roll Industries, Inc.	330	8,210
Chiquita Brands International, Inc.*	620	8,209
Central Garden and Pet Co. — Class A*	790	8,184
Boston Beer Company, Inc. — Class A*	119	7,958
Lance, Inc.	360	7,668
Pantry, Inc.*	318	7,667
Rite Aid Corp.*	7,757	7,315
Nash Finch Co.	170	7,232
B&G Foods, Inc. — Class A	660	7,207
Elizabeth Arden, Inc.*	340	6,797
Spectrum Brands Holdings, Inc.*	250	6,795
Pricesmart, Inc.	220	6,409
Weis Markets, Inc.	155	6,065
Prestige Brands Holdings, Inc.*	577	5,706
Cal-Maine Foods, Inc.	196	5,680
Winn-Dixie Stores, Inc.*	770	5,490
Medifast, Inc.*	190	5,155
Alliance One International, Inc.*	1,237	5,134
Heckmann Corp.*	1,230	4,797
Dole Food Company, Inc.*	500	4,575
Spartan Stores, Inc.	305	4,422
Pilgrim’s Pride Corp.*	677	3,805
Inter Parfums, Inc.	200	3,518
Smart Balance, Inc.*	870	3,376
Calavo Growers, Inc.	151	3,274
USANA Health Sciences, Inc.*	80	3,229

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Consumer Staples - 1.4% (continued)
Coca-Cola Bottling Company Consolidated	58	$3,070
Synutra International, Inc.*	255	2,945
Seneca Foods Corp. — Class A*	112	2,933
Ingles Markets, Inc. — Class A	170	2,824
Star Scientific, Inc.*	1,343	2,820
Village Super Market, Inc. — Class A	87	2,431
Limoneira Co.	110	2,215
Imperial Sugar Co.	166	2,171
National Beverage Corp.	149	2,086
Nutraceutical International Corp.*	129	2,024
Revlon, Inc. — Class A*	150	1,893
Great Atlantic & Pacific Tea Co.*	440	1,742
Oil-Dri Corporation of America	70	1,506
John B. Sanfilippo & Son, Inc.*	110	1,452
Susser Holdings Corp.*	100	1,400
Cellu Tissue Holdings, Inc.*	117	1,396
Farmer Bros Co.	86	1,376
Schiff Nutrition International, Inc.	159	1,304
Female Health Co.	245	1,262
MGP Ingredients, Inc.	150	1,177
Arden Group, Inc. — Class A	14	1,155
Alico, Inc.	45	1,046
Nature’s Sunshine Products, Inc.*	110	983
Griffin Land & Nurseries, Inc.	30	793
Lifeway Foods, Inc.*	70	736
Harbinger Group, Inc.*	128	710
Bridgford Foods Corp.	20	257

Total Consumer Staples		438,410

Telecommunication Services - 0.5%
Syniverse Holdings, Inc.*	973	22,058
AboveNet, Inc.*	311	16,200
Cincinnati Bell, Inc.*	2,800	7,476
PAETEC Holding Corp.*	1,747	7,180
NTELOS Holdings Corp.	410	6,937
General Communication, Inc. — Class A*	660	6,580
Consolidated Communications Holdings, Inc.	348	6,497
Atlantic Tele-Network, Inc.	130	6,401
Alaska Communications Systems Group, Inc.	617	6,263
Shenandoah Telecommunications Co.	335	6,087
Premiere Global Services, Inc.*	840	5,947
Cogent Communications Group, Inc.*	616	5,834
Neutral Tandem, Inc.*	460	5,497
Global Crossing Ltd.*	421	5,414
USA Mobility, Inc.	310	4,969
Cbeyond, Inc.*	375	4,811
Iridium Communications, Inc.*	470	4,014
Vonage Holdings Corp.*	1,460	3,723
IDT Corp. — Class B*	200	3,558

		Market
	Shares	Value
COMMON STOCKS† - 46.0% (continued)
Telecommunication Services - 0.5% (continued)
FiberTower Corp.*	640	$2,714
ICO Global Communications Holdings Ltd.*	1,310	2,148
Globalstar, Inc.*	970	1,688

Total Telecommunication Services		141,996

TOTAL COMMON STOCKS
(Cost $8,737,066)		14,101,529

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 78.6%
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	15,017,199	15,017,199
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	9,047,592	9,047,592

TOTAL REPURCHASE AGREEMENTS
(Cost $24,064,791)		24,064,791

Total Investments - 124.6% (Cost $32,801,857)		$38,166,320
Liabilities, Less Cash & Other Assets - (24.6)%		(7,546,601)

Total Net Assets - 100.0%		$30,619,719

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS PURCHASED†
December 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $9,888,690)	147	$259,229

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2010 Russell 2000 Index Swap, Terminating 10/27/10[3] (Notional Market Value $30,617,779)	45,283	$351,429
Morgan Stanley Capital Services, Inc. October 2010 Russell 2000 Index Swap, Terminating 10/26/10[3] (Notional Market Value $1,218,663)	1,802	14,749
Credit Suisse Capital, LLC October 2010 Russell 2000 Index Swap, Terminating 10/29/10[3] (Notional Market Value $5,478,391)	8,102	(9,875)

(Total Notional Market Value $37,314,833)		$356,303

Schedule of Investments	Dynamic Funds
September 30, 2010	Russell 2000® 2x Strategy Fund

*	Non-income producing security

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

plc	Public Limited Company

Schedule of Investments	Dynamic Funds
September 30, 2010	Inverse Russell 2000® 2x Strategy Fund

	Face	Market
	Amount	Value
REPURCHASE AGREEMENTS††,1 - 79.1%
Credit Suisse Group issued 09/30/10 at 0.18% due 10/01/10[2]	$20,100,004	$20,100,004
UBS Financial Services, Inc. issued 09/30/10 at 0.24% due 10/01/10	13,683,699	13,683,699

TOTAL REPURCHASE AGREEMENTS
(Cost $33,783,703)		33,783,703

Total Investments - 79.1%
(Cost $33,783,703)		$33,783,703
Cash & Other Assets, Less Liabilities - 20.9%		8,903,500

Total Net Assets - 100.0%		$42,687,203

		Unrealized
	Contracts	Gain
FUTURES CONTRACTS SOLD SHORT†
December 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $2,488,990)	37	$2,126

		Unrealized
	Units	Gain (Loss)
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisee Capital, LLC October 2010 Russell 2000 Index Swap, Terminating 10/29/10[3] (Notional Market Value $65,635,287)	97,074	$144,522
Goldman Sachs International October 2010 Russell 2000 Index Swap, Terminating 10/27/10[3] (Notional Market Value $7,011,148)	10,369	(25,777)
Morgan Stanley Capital Services, Inc. October 2010 Russell 2000 Index Swap, Terminating 10/26/10[3] (Notional Market Value $10,074,566)	14,900	(122,963)

(Total Notional Market Value $82,721,001)		$(4,218)

†	Value determined based on Level 1 inputs - See Note –3.

††	Value determined based on Level 2 inputs - See Note –3.

[1]	Repurchase Agreements - See Note –2.

[2]	All or a portion of this security is pledged as equity index swap collateral at September 30, 2010.

[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
1. Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2010 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days from date of purchase are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days from date of purchase or less and repurchase agreements are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at September 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

Credit Suisse Group	0.18% due 10/01/10	$203,313,642	$203,313,642	$203,317,708
UBS Financial Services, Inc.	0.24% due 10/01/10	200,000,000	200,000,000	200,005,333

			$403,313,642	$403,323,041

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Bills	09/22/11	0.00%	$207,901,800	$207,379,967
U.S. TIP Note	01/15/14	2.00%	160,645,000	204,002,869

				$411,382,836

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
3. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
S&P 500 2x Strategy Fund	$70,892,061	$—	$105,523,036	$—	$176,415,097
Inverse S&P 500 2x Strategy Fund	—	629	194,045,998	675,040	194,721,667
NASDAQ-100® 2x Strategy Fund	106,278,828	205,348	60,871,818	—	167,355,994
Inverse NASDAQ-100® 2x Strategy Fund	—	17,096	66,294,152	785,763	67,097,011
Dow 2x Strategy Fund	14,693,458	—	7,299,552	—	21,993,010
Inverse Dow 2x Strategy Fund	—	10,500	49,407,301	329,871	49,747,672
Russell 2000® 2x Strategy Fund	14,101,529	259,229	24,064,791	366,178	38,791,727
Inverse Russell 2000® 2x Strategy Fund	—	2,126	33,783,703	144,522	33,930,351

Liabilities
S&P 500 2x Strategy Fund	—	117,666	—	480,071	597,737
Inverse S&P 500 2x Strategy Fund	—	—	—	—	—
NASDAQ-100® 2x Strategy Fund	—	—	—	901,093	901,093
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	—	—
Dow 2x Strategy Fund	—	11,204	—	83,607	94,811
Inverse Dow 2x Strategy Fund	—	—	—	—	—
Russell 2000® 2x Strategy Fund	—	—	—	9,875	9,875
Inverse Russell 2000® 2x Strategy Fund	—	—	—	148,740	148,740

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Funds’ disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers, as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. Effective interim and annual periods beginning after December 15, 2010, purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.
At the period ended September 30, 2010, there were no securities transferred from Level 1 to Level 2 or from Level 2 to Level 1.
4. Guggenheim Acquisition
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
5. Distributor and Transfer Agent Change
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
6. New Accounting Pronouncements
Effective March 31, 2010, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note 3.

Item 2. Controls and Procedures.
(a)     Based on their evaluation on November 24, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) concluded that there were no significant deficiencies in the design or operation of the internal controls of the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust to record, process, summarize, and report the subject matter contained in this Report.
(b)     There were no significant changes in the Trust’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard Goldman
Richard Goldman, President

Date	November 24, 2010

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	November 24, 2010
* Print the name and title of each signing officer under his or her signature.